                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21558

                        Pioneer Short Term Income Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Short Term Income Fund

 Schedule of Investments 5/31/16 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 Value

 ASSET BACKED SECURITIES - 14.4%

 501,235

 0.63

 321 Henderson Receivables I LLC, Floating Rate Note, 6/15/41 (144A)

 $

 485,426

 86,356

 0.86

 ACAS CLO 2007-1, Ltd., Floating Rate Note, 4/20/21 (144A)

 85,880

 225,221

 Access Point Funding I 2015-A LLC, 2.61%, 4/15/20 (144A)

 225,080

 110,944

 1.04

 Accredited Mortgage Loan Trust 2005-2, Floating Rate Note, 7/25/35

 110,163

 230,723

 1.17

 Aegis Asset Backed Securities Trust Mortgage Pass- Through Ctfs Series 2004-3, Floating Rate Note, 9/25/34

 227,638

 75,120

 1.55

 Aegis Asset Backed Securities Trust Mortgage Pass- Through Ctfs Series 2004-3, Floating Rate Note, 9/25/34

 74,430

 68,730

 0.82

 Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Ser 2005-4, Floating Rate Note, 10/25/35

 67,817

 182,082

 Alterna Funding I LLC, 1.639%, 2/15/21 (144A)

 176,448

 700,000

 American Credit Acceptance Receivables Trust 2014-1, 5.2%, 4/12/21 (144A)

 695,060

 750,000

 American Credit Acceptance Receivables Trust 2014-2, 4.96%, 5/10/21 (144A)

 757,274

 760,000

 1.23

 American Express Credit Account Secured Note Trust 2012-4, Floating Rate Note, 5/15/20 (144A)

 759,401

 665,000

 1.78

 American Homes 4 Rent 2014-SFR1, Floating Rate Note, 6/17/31

 651,248

 500,000

 AmeriCredit Automobile Receivables Trust 2012-4, 3.82%, 2/10/20 (144A)

 504,600

 550,000

 AmeriCredit Automobile Receivables Trust 2013-4, 3.31%, 10/8/19

 557,896

 675,831

 0.87

 Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2004-R6, Floating Rate Note, 7/25/34

 665,476

 414,741

 0.78

 Ameriquest Mortgage Securities, Inc., Asset Backed Pass-Through Ctfs Series 2005-R11, Floating Rate Note, 1/25/36

 407,722

 23,412

 4.20

 Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Ctfs Series 03-AR3, Floating Rate Note, 6/25/33

 23,368

 128,857

 1.11

 Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Ctfs Series 2005-R1, Floating Rate Note, 3/25/35

 128,680

 97,105

 1.00

 AMRESCO Residential Securities Corp Mortgage Loan Trust 1997-3, Floating Rate Note, 9/25/27

 94,695

 700,000

 Ascentium Equipment Receivables 2014-1 LLC, 3.1%, 6/10/21 (144A)

 700,383

 510,000

 Ascentium Equipment Receivables 2015-1 LLC, 3.24%, 1/10/22 (144A)

 512,327

 352,040

 3.96

 Asset Backed Securities Corp Home Equity Loan Trust Series 2003-HE1, Floating Rate Note, 1/15/33

 356,085

 319,592

 1.17

 Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE6, Floating Rate Note, 9/25/34

 316,291

 34,889

 1.15

 Asset Backed Securities Corp Home Equity Loan Trust Series 2005-HE3, Floating Rate Note, 4/25/35

 34,703

 39,390

 0.65

 Asset Backed Securities Corp Home Equity Loan Trust Series AEG 2006-HE1, Floating Rate Note, 1/25/36

 38,408

 399,955

 AXIS Equipment Finance Receivables II LLC, 3.81%, 4/20/18 (144A)

 401,798

 699,922

 AXIS Equipment Finance Receivables II LLC, 4.94%, 7/20/18 (144A)

 708,188

 299,996

 Axis Equipment Finance Receivables III LLC, 3.41%, 4/20/20 (144A)

 295,391

 782,989

 Axis Equipment Finance Receivables III LLC, 5.27%, 5/20/20 (144A)

 747,658

 500,000

 0.77

 Barclays Dryrock Issuance Trust, Floating Rate Note, 3/16/20

 500,104

 239,414

 4.91

 Bayview Financial Asset Trust 2003-A, Floating Rate Note, 2/25/33 (144A)

 242,502

 827,180

 0.95

 Bayview Financial Mortgage Pass-Through Trust 2005-C, Floating Rate Note, 6/28/44

 822,635

 109,295

 0.75

 Bayview Financial Mortgage Pass-Through Trust 2006-B, Floating Rate Note, 4/28/36

 108,124

 15,315

 0.72

 Bayview Financial Mortgage Pass-Through Trust 2006-B, Floating Rate Note, 4/28/36

 15,149

 172,025

 0.90

 Bayview Financial Mortgage Pass-Through Trust Series 2005-B, Floating Rate Note, 4/28/39

 171,594

 178,504

 3.72

 Bayview Opportunity Master Fund IIA Trust 2012-4NPL Series III, Floating Rate Note, 2/28/35 (144A)

 178,383

 165,257

 Bayview Opportunity Master Fund IIa Trust 2014-20NPL, 3.721%, 8/28/44 (Step) (144A)

 165,533

 316,591

 0.95

 Bear Stearns Asset Backed Securities I Trust 2005-FR1, Floating Rate Note, 6/25/35

 314,362

 28,634

 1.65

 Bear Stearns Asset Backed Securities Trust 2004-2, Floating Rate Note, 8/25/34

 28,654

 140,156

 0.94

 Bear Stearns Asset Backed Securities Trust 2006-SD2, Floating Rate Note, 6/25/36

 137,192

 152,289

 1.45

 Bear Stearns Structured Products Trust 2007-EMX1, Floating Rate Note, 3/25/37 (144A)

 150,566

 540,000

 CarMax Auto Owner Trust 2013-3, 2.15%, 5/15/19

 541,921

 690,962

 0.63

 Carrington Mortgage Loan Trust Series 2006-OPT1, Floating Rate Note, 12/26/35

 674,166

 346,653

 1.07

 CDC Mortgage Capital Trust 2002-HE1, Floating Rate Note, 1/25/33

 318,999

 273,670

 Centerpoint Energy Transition Bond Co. II LLC, 5.17%, 8/1/19

 279,305

 62,928

 0.99

 Chase Funding Trust Series 2003-3, Floating Rate Note, 4/25/33

 55,641

 176,584

 Chase Funding Trust Series 2003-6, 4.277%, 11/27/34 (Step)

 179,992

 200,000

 1.58

 Chesapeake Funding II LLC, Floating Rate Note, 3/15/28 (144A)

 199,980

 411,834

 0.86

 Chesapeake Funding LLC, Floating Rate Note, 3/9/26 (144A)

 411,107

 6,976

 0.89

 Chesapeake Funding LLC, Floating Rate Note, 5/7/24 (144A)

 6,974

 250,000

 2.29

 Chesapeake Funding LLC, Floating Rate Note, 5/7/24 (144A)

 249,963

 600,000

 Citibank Credit Card Issuance Trust, 1.02%, 2/22/19

 600,334

 700,000

 Citibank Credit Card Issuance Trust, 1.32%, 9/7/18

 700,942

 500,000

 1.59

 Citibank Credit Card Issuance Trust, Floating Rate Note, 1/23/20

 507,910

 313,160

 0.65

 Citigroup Mortgage Loan Trust 2006-SHL1, Floating Rate Note, 11/27/45 (144A)

 304,631

 51,735

 1.47

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 11/25/34

 48,772

 258,715

 1.19

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 5/25/35 (144A)

 257,560

 9,242

 CNH Equipment Trust 2013-A, 0.69%, 6/15/18

 9,241

 170,000

 CNH Equipment Trust 2013-B, 0.99%, 11/15/18

 169,698

 525,000

 1.03

 CNH Wholesale Master Note Trust, Floating Rate Note, 8/15/19 (144A)

 525,136

 700,000

 2.28

 Colony American Homes 2014-1, Floating Rate Note, 5/19/31 (144A)

 686,024

 600,000

 2.33

 Colony American Homes 2014-2, Floating Rate Note, 7/19/31 (144A)

 588,277

 200,000

 3.10

 Colony Starwood Homes 2016-1 Trust, Floating Rate Note, 7/17/33 (144A)

 200,273

 433,542

 Conn's Receivables Funding 2016-A LLC, 4.68%, 4/16/18 (144A)

 435,574

 652,304

 1.93

 Conseco Finance Home Equity Loan Trust 2002-C, Floating Rate Note, 4/15/32

 639,851

 216,380

 Consumer Credit Origination Loan Trust 2015-1, 2.82%, 3/15/21 (144A)

 216,344

 115,846

 0.63

 Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/34

 113,336

 42,250

 1.04

 Countrywide Asset-Backed Certificates, Floating Rate Note, 11/25/35

 41,789

 346,796

 4.79

 Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/35

 349,954

 384,528

 1.35

 Countrywide Asset-Backed Certificates, Floating Rate Note, 3/25/35

 381,339

 420,259

 1.55

 Countrywide Asset-Backed Certificates, Floating Rate Note, 9/25/34 (144A)

 402,985

 176,851

 CPS Auto Receivables Trust 2013-A, 1.89%, 6/15/20 (144A)

 174,864

 47,317

 CPS Auto Receivables Trust 2013-B, 1.82%, 9/15/20 (144A)

 47,070

 35,906

 CPS Auto Receivables Trust 2014-A, 1.21%, 8/15/18 (144A)

 35,813

 222,320

 Credit Acceptance Auto Loan Trust 2013-2, 1.5%, 4/15/21 (144A)

 222,410

 1,000,000

 Credit Acceptance Auto Loan Trust 2014-2, 2.67%, 9/15/22 (144A)

 1,000,222

 250,000

 Credit Acceptance Auto Loan Trust 2016-2, 4.29%, 11/15/24 (144A)

 248,963

 112,101

 0.72

 Credit Suisse Mortgage Capital Certificates, Floating Rate Note, 10/27/36 (144A)

 110,644

 500,000

 CRG Issuer 2015-1, 4.07%, 7/11/22 (144A)

 496,250

 750,000

 Dell Equipment Finance Trust 2014-1, 2.68%, 6/22/20 (144A)

 749,051

 239,218

 Diamond Resorts Owner Trust 2013-2, 2.62%, 5/20/26 (144A)

 237,671

 222,136

 Diamond Resorts Owner Trust 2014-1, 2.54%, 5/20/27 (144A)

 223,259

 750,000

 Direct Capital Funding V LLC, 4.83%, 11/20/20 (144A)

 753,984

 400,000

 N/A

 DRB Prime Student Loan Trust 2016-B, Floating Rate Note, 6/25/40 (144A)

 399,960

 476,383

 3.48

 Drug Royalty II LP 2, Floating Rate Note, 7/15/23 (144A)

 481,689

 18,376

 DT Auto Owner Trust 2014-1, 2.64%, 10/15/19 (144A)

 18,356

 178,406

 1.35

 Ellington Loan Acquisition Trust 2007-1, Floating Rate Note, 5/26/37 (144A)

 177,056

 200,562

 1.19

 Equity One Mortgage Pass-Through Trust 2003-1, Floating Rate Note, 8/25/33

 198,630

 303,009

 4.14

 Equity One Mortgage Pass-Through Trust 2004-1, Floating Rate Note, 4/25/34

 304,622

 486,710

 4.62

 Equity One Mortgage Pass-Through Trust 2004-2, Floating Rate Note, 7/25/34

 491,001

 31,890

 Exeter Automobile Receivables Trust 2014-2, 1.06%, 8/15/18 (144A)

 31,865

 623,852

 2.45

 Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 10/25/23

 626,923

 170,680

 0.75

 FHLMC Structured Pass Through Securities, Floating Rate Note, 12/25/29

 167,268

 14,108

 1.53

 Fieldstone Mortgage Investment Trust Series 2005-1, Floating Rate Note, 3/25/35

 14,108

 157,924

 1.95

 First Franklin Mortgage Loan Trust 2002-FFA, Floating Rate Note, 9/25/32

 156,956

 324,807

 1.75

 First Franklin Mortgage Loan Trust 2003-FFC, Floating Rate Note, 11/25/32

 314,895

 212,343

 0.96

 First Franklin Mortgage Loan Trust 2005-FFH3, Floating Rate Note, 9/25/35

 211,560

 45,018

 First Investors Auto Owner Trust 2013-1, 1.81%, 10/15/18 (144A)

 45,027

 200,000

 First Investors Auto Owner Trust 2013-1, 2.02%, 1/15/19 (144A)

 199,785

 86,690

 First Investors Auto Owner Trust 2013-2, 1.23%, 3/15/19 (144A)

 86,608

 300,000

 First Investors Auto Owner Trust 2013-3, 2.32%, 10/15/19 (144A)

 300,028

 700,000

 Flagship Credit Auto Trust 2013-1, 5.38%, 7/15/20 (144A)

 696,411

 554,598

 FNA 2015-1 Trust, 3.24%, 12/10/23 (144A)

 555,118

 100,000

 Ford Credit Auto Owner Trust 2013-D, 1.54%, 3/15/19

 100,037

 1,065,000

 Ford Credit Floorplan Master Owner Trust A, 1.92%, 1/15/19

 1,070,248

 553,000

 2.49

 Four Corners CLO II, Ltd., Floating Rate Note, 1/26/20 (144A)

 520,856

 350,449

 1.89

 Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 11/25/23

 351,763

 167,895

 0.87

 Gale Force 3 CLO, Ltd., Floating Rate Note, 4/19/21 (144A)

 165,149

 185,704

 GCAT 2015-1 LLC, 3.625%, 5/26/20 (Step) (144A)

 185,017

 274,865

 GLC Trust 2013-1, 3.0%, 7/15/21 (144A)

 270,054

 165,215

 Global Container Assets 2013-1, Ltd., 2.2%, 11/6/28 (144A)

 164,972

 616,043

 GMAT 2013-1 Trust, 3.9669%, 8/25/53 (Step)

 615,574

 803,742

 GMAT 2015-1 Trust, 4.25%, 9/25/20 (Step) (144A)

 806,635

 455,485

 GO Financial Auto Securitization Trust 2015-2, 3.27%, 11/15/18 (144A)

 454,256

 300,000

 Green Tree Agency Advance Funding Trust I Series 2015-T1, 2.3019%, 10/15/46 (144A)

 299,661

 254,322

 0.88

 GSAA Trust, Floating Rate Note, 6/25/35

 238,011

 91,217

 1.20

 GSAMP Trust 2005-HE1, Floating Rate Note, 12/25/34

 90,297

 139,761

 0.75

 GSAMP Trust 2006-SEA1, Floating Rate Note, 5/25/36 (144A)

 138,977

 200,835

 1.80

 GSRPM Mortgage Loan Trust 2003-2, Floating Rate Note, 6/25/33

 193,955

 125,237

 0.75

 GSRPM Mortgage Loan Trust 2006-1, Floating Rate Note, 3/25/35 (144A)

 122,999

 112,432

 0.74

 GSRPM Mortgage Loan Trust 2006-2, Floating Rate Note, 9/25/36 (144A)

 107,273

 600,000

 2.44

 Hertz Fleet Lease Funding LP, Floating Rate Note, 12/10/27 (144A)

 595,213

 149,313

 0.84

 Hertz Fleet Lease Funding LP, Floating Rate Note, 4/10/28 (144A)

 148,950

 500,000

 3.79

 Hertz Fleet Lease Funding LP, Floating Rate Note, 4/10/30 (144A)

 492,775

 434,024

 Hilton Grand Vacations Trust 2014-A, 2.07%, 11/25/26 (144A)

 424,122

 28,503

 0.62

 Home Equity Asset Trust 2006-4, Floating Rate Note, 8/25/36

 28,169

 140,761

 0.56

 Home Equity Asset Trust 2006-8, Floating Rate Note, 3/25/37

 139,955

 183,221

 Home Equity Mortgage Trust, 5.821%, 4/25/35 (Step)

 186,027

 51,053

 Home Loan Trust 2003-HI1, 5.77%, 4/25/28 (Step)

 51,715

 400,000

 3.74

 Home Partners of America 2016-1 Trust, Floating Rate Note, 3/18/33 (144A)

 398,265

 560,796

 1.18

 HomeBanc Mortgage Trust 2004-2, Floating Rate Note, 12/25/34

 523,857

 43,816

 Horizon Funding Trust 2013-1, 3.0%, 5/15/18 (144A)

 43,796

 622,024

 0.68

 HSBC Home Equity Loan Trust USA 2006-3, Floating Rate Note, 3/20/36

 617,985

 69,033

 0.64

 HSI Asset Securitization Corp. Trust 2006-OPT1, Floating Rate Note, 12/25/35

 68,160

 500,000

 Hyundai Auto Receivables Trust 2014-B, 2.1%, 11/15/19

 496,637

 755,089

 1.31

 Impac Secured Assets CMN Owner Trust, Floating Rate Note, 2/25/35

 739,927

 750,000

 2.28

 Invitation Homes 2013-SFR1 Trust, Floating Rate Note, 12/17/30 (144A)

 737,014

 600,000

 2.04

 Invitation Homes 2014-SFR2 Trust, Floating Rate Note, 9/19/31 (144A)

 592,352

 66,598

 0.86

 Inwood Park CDO, Ltd., Floating Rate Note, 1/20/21 (144A)

 66,454

 17,707

 Irwin Home Equity Loan Trust 2005-1, 5.82%, 6/25/35 (Step)

 17,592

 302,845

 1.95

 Irwin Whole Loan Home Equity Trust 2003-C, Floating Rate Note, 6/25/28

 299,240

 175,676

 3.45

 Irwin Whole Loan Home Equity Trust 2003-C, Floating Rate Note, 6/25/28

 175,073

 87,995

 4.95

 Irwin Whole Loan Home Equity Trust 2003-D, Floating Rate Note, 11/25/28

 87,711

 579,313

 1.14

 Irwin Whole Loan Home Equity Trust 2005-B, Floating Rate Note, 12/25/29

 567,340

 18,425

 1.13

 IXIS Real Estate Capital Trust 2005-HE4, Floating Rate Note, 2/25/36

 18,258

 222,463

 0.60

 JP Morgan Mortgage Acquisition Trust 2006-ACC1, Floating Rate Note, 5/25/36

 221,590

 375,000

 2.08

 KKR Financial CLO 2007-1, Ltd., Floating Rate Note, 5/15/21 (144A)

 372,888

 300,000

 Leaf Receivables Funding 11 LLC, 4.89%, 1/15/23 (144A)

 299,396

 517,659

 0.88

 Lehman ABS Manufactured Housing Contract Trust 2002-A, Floating Rate Note, 6/15/33

 508,019

 290,145

 Marriott Vacation Club Owner Trust 2012-1, 3.5%, 5/20/30 (144A)

 294,542

 337,488

 0.68

 Mastr Asset Backed Securities Trust 2006-AB1 REMICS, Floating Rate Note, 2/25/36

 335,120

 205,091

 0.75

 Mastr Specialized Loan Trust, Floating Rate Note, 1/25/36 (144A)

 200,660

 96,540

 1.37

 Morgan Stanley ABS Capital I Inc Trust 2004-SD3, Floating Rate Note, 6/25/34 (144A)

 96,628

 187,794

 1.07

 Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2, Floating Rate Note, 3/25/35

 186,894

 490,393

 MVW Owner Trust 2014-1, 2.7%, 9/22/31 (144A)

 488,687

 474,507

 Nations Equipment Finance Funding II LLC, 3.276%, 1/22/19 (144A)

 468,918

 387,298

 Nations Equipment Finance Funding III LLC, 3.61%, 2/22/21 (144A)

 387,494

 650,000

 Navitas Equipment Receivables LLC 2013-1, 3.63%, 2/15/17 (144A)

 650,177

 500,000

 Navitas Equipment Receivables LLC 2015-1, 3.4%, 11/15/18 (144A)

 497,103

 750,000

 1.94

 NCF Dealer Floorplan Master Trust, Floating Rate Note, 10/20/20 (144A)

 732,850

 500,000

 5.94

 NCF Dealer Floorplan Master Trust, Floating Rate Note, 3/21/22 (144A)

 486,556

 334,713

 1.15

 New Century Home Equity Loan Trust 2005-1, Floating Rate Note, 3/25/35

 332,545

 98,376

 4.53

 New Century Home Equity Loan Trust, Floating Rate Note, 8/25/34

 100,002

 569,445

 NewStar Commercial Lease Funding 2015-1 LLC, 3.27%, 4/15/19 (144A)

 567,463

 560,000

 2.02

 NovaStar Mortgage Funding Trust Series 2004-3, Floating Rate Note, 12/25/34

 529,342

 1,308,694

 2.10

 NovaStar Mortgage Funding Trust Series 2004-4, Floating Rate Note, 3/25/35

 1,295,647

 800,000

 Ocwen Master Advance Receivables Trust, 2.532%, 11/15/46 (144A)

 800,376

 300,000

 OneMain Financial Issuance Trust 2015-1, 3.19%, 3/18/26 (144A)

 301,962

 230,069

 0.71

 Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, Floating Rate Note, 11/25/35

 228,615

 52,683

 1.57

 Option One Woodbridge Loan Trust 2002-1, Floating Rate Note, 3/25/32 (144A)

 52,431

 163,995

 Orange Lake Timeshare Trust 2012-A, 4.87%, 3/10/27 (144A)

 166,957

 58,058

 Oscar US Funding Trust 2014-1, 1.0%, 8/15/17 (144A)

 58,004

 500,000

 2.13

 Oscar US Funding Trust IV, Floating Rate Note, 7/15/20 (144A)

 500,312

 788,705

 1.57

 Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-MHQ, Floating Rate Note, 12/25/34

 786,631

 267,142

 0.82

 Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WHQ4, Floating Rate Note, 9/25/35

 264,830

 575,000

 1.03

 PFS Financing Corp., Floating Rate Note, 2/15/19 (144A)

 573,308

 750,000

 2.18

 PFS Financing Corp., Floating Rate Note, 2/18/20 (144A)

 749,037

 474,919

 PFS Tax Lien Trust 2014-1, 1.44%, 5/15/29 (144A)

 472,104

 387,522

 Popular ABS Mortgage Pass-Through Trust 2004-4, 4.70153%, 9/25/34 (Step)

 367,294

 736,407

 Pretium Mortgage Credit Partners LLC, 4.375%, 2/27/31 (Step) (144A)

 735,187

 1,370,000

 Progreso Receivables Funding II LLC, 3.5%, 7/8/19 (144A)

 1,371,461

 350,000

 Progreso Receivables Funding IV LLC, 3.0%, 7/8/20 (144A)

 342,789

 1,000,000

 2.68

 Progress Residential 2014-SFR1 Trust, Floating Rate Note, 10/17/31 (144A)

 990,310

 406,224

 PURCHASING POWER FUNDING 2015-A LLC, 3.5%, 12/15/19 (144A)

 405,716

 597,272

 1.11

 Quest Trust REMICS, Floating Rate Note, 3/25/34 (144A)

 582,695

 116,126

 1.40

 RAAC Series 2005-RP1 Trust, Floating Rate Note, 7/25/37 (144A)

 115,384

 225,813

 0.70

 RAAC Series 2006-RP2 Trust, Floating Rate Note, 2/25/37 (144A)

 223,436

 147,463

 5.06

 RAMP Series 2003-RS9 Trust, Floating Rate Note, 10/25/33

 145,291

 140,166

 1.37

 RAMP Series 2004-RS11 Trust, Floating Rate Note, 11/25/34

 139,023

 11,269

 1.20

 RAMP Series 2005-RS6 Trust, Floating Rate Note, 6/25/35

 11,258

 294,893

 RBSHD 2013-1 Trust, 7.6853%, 10/25/47 (Step) (144A)

 294,885

 76,171

 2.69

 RFSC Series 2004-RP1 Trust, Floating Rate Note, 11/25/42

 75,289

 234,339

 1.26

 SASCO Mortgage Loan Trust 2005-GEL1, Floating Rate Note, 12/25/34

 229,146

 254,373

 0.91

 Saxon Asset Securities Trust 2005-3, Floating Rate Note, 11/25/35

 251,313

 184,073

 0.68

 Saxon Asset Securities Trust 2005-4, Floating Rate Note, 11/25/37

 183,514

 211,622

 Sierra Timeshare 2012-2 Receivables Funding LLC, 2.38%, 3/20/29 (144A)

 211,720

 253,107

 Sierra Timeshare 2012-3 Receivables Funding LLC, 1.87%, 8/20/29 (144A)

 252,131

 95,734

 Sierra Timeshare 2013-1 Receivables Funding LLC, 2.39%, 11/20/29 (144A)

 94,812

 82,426

 Sierra Timeshare 2013-2 Receivables Funding LLC, 2.92%, 11/20/25 (144A)

 82,475

 185,458

 Sierra Timeshare 2013-2 Receivables Funding LLC, 4.75%, 11/20/25 (144A)

 181,215

 750,000

 2.48

 Silver Bay Realty 2014-1 Trust, Floating Rate Note, 9/18/31 (144A)

 737,505

 363,447

 Skopos Auto Receivables Trust 2015-2, 3.55%, 2/17/20 (144A)

 362,805

 450,000

 SNAAC Auto Receivables Trust 2013-1, 4.56%, 4/15/20 (144A)

 450,482

 139,191

 0.71

 Soundview Home Loan Trust 2005-OPT4, Floating Rate Note, 12/25/35

 137,025

 790,207

 0.75

 Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Floating Rate Note, 12/25/36

 778,828

 492,987

 SpringCastle America Funding LLC, 2.7%, 5/25/23 (144A)

 494,073

 784,626

 Springleaf Funding Trust 2014-A, 2.41%, 12/15/22 (144A)

 785,369

 325,230

 STORE Master Funding LLC, 5.77%, 8/20/42 (144A)

 340,906

 366,145

 1.16

 Structured Asset Investment Loan Trust 2005-6, Floating Rate Note, 7/25/35

 364,969

 330,353

 Sunset Mortgage Loan Co 2014-NPL2 LLC, 3.721%, 11/16/44 (Step) (144A)

 328,602

 533,308

 SVO 2012-A VOI Mortgage LLC, 2.0%, 9/20/29 (144A)

 525,172

 693,910

 1.74

 SWAY Residential 2014-1 Trust, Floating Rate Note, 1/20/32 (144A)

 689,585

 195,806

 TAL Advantage V LLC, 1.7%, 5/20/39 (144A)

 193,294

 163,213

 1.39

 Terwin Mortgage Trust Series TMTS 2003-8HE, Floating Rate Note, 12/25/34

 159,212

 60,491

 0.90

 Terwin Mortgage Trust Series TMTS 2005-10HE, Floating Rate Note, 6/25/36

 60,354

 90,248

 Terwin Mortgage Trust Series TMTS 2005-14HE, 4.8492%, 8/25/36 (Step)

 92,286

 300,000

 Tidewater Auto Receivables Trust 2016-A, 2.3%, 9/15/19 (144A)

 299,805

 444,036

 Toyota Auto Receivables 2014-A Owner Trust, 0.67%, 12/15/17

 443,641

 250,000

 1.69

 Trade MAPS 1, Ltd., Floating Rate Note, 12/10/18 (144A)

 248,039

 700,000

 1.38

 Trafigura Securitisation Finance Plc. 2014-1, Floating Rate Note, 4/16/18 (144A)

 692,167

 712,197

 U.S. Residential Opportunity Fund IV Trust 2015-1, 3.7213%, 2/27/35 (144A)

 705,483

 700,000

 United Auto Credit Securitization Trust 2014-1, 2.38%, 10/15/18 (144A)

 696,201

 500,000

 United Auto Credit Securitization Trust 2016-1, 3.55%, 8/15/19 (144A)

 499,400

 470,357

 US Residential Opportunity Fund III Trust 2015-1, 3.7213%, 1/29/35 (144A)

 465,796

 253,772

 VOLT XIX LLC, 3.875%, 4/26/55 (Step) (144A)

 252,798

 958,546

 VOLT XXV LLC, 3.5%, 6/26/45 (Step) (144A)

 944,312

 529,444

 VOLT XXXIII LLC, 3.5%, 3/25/55 (Step) (144A)

 522,850

 1,154,715

 VOLT XXXIX LLC, 4.125%, 10/25/45 (Step) (144A)

 1,147,339

 392,990

 VOLT XXXVI LLC, 3.625%, 7/25/45 (Step) (144A)

 389,735

 341,919

 VOLT XXXVII LLC, 3.625%, 7/25/45 (Step) (144A)

 337,372

 971,235

 VOLT XXXVIII LLC, 3.875%, 9/25/45 (Step) (144A)

 961,240

 11,094

 0.83

 Wells Fargo Home Equity Asset-Backed Securities 2005-3 Trust, Floating Rate Note, 12/25/35

 11,063

 96,413

 Westgate Resorts 2012-A LLC, 3.75%, 8/20/25 (144A)

 96,214

 600,000

 Westlake Automobile Receivables Trust 2016-1, 3.29%, 9/15/21 (144A)

 599,640

 $

 84,039,732

 TOTAL ASSET BACKED SECURITIES

 (Cost $84,257,171)

 $

 84,039,732

 COLLATERALIZED MORTGAGE OBLIGATIONS - 32.2%

 7,297

 A10 Securitization 2013-1 LLC, 2.4%, 11/17/25 (144A)

 $

 7,302

 395,628

 A10 Term Asset Financing 2013-2 LLC, 2.62%, 11/15/27 (144A)

 392,484

 489,841

 A10 Term Asset Financing 2014-1 LLC, 1.72%, 4/15/33 (144A)

 486,162

 396,395

 1.29

 Aberdeen Loan Funding, Ltd., Floating Rate Note, 11/1/18 (144A)

 392,654

 700,000

 1.89

 ACRE Commercial Mortgage Trust 2014-FL2, Floating Rate Note, 8/15/31 (144A)

 694,400

 211,322

 1.01

 Adjustable Rate Mortgage Trust 2005-5, Floating Rate Note, 9/25/35

 196,918

 73,221

 0.90

 Alternative Loan Trust 2003-14T1, Floating Rate Note, 8/25/18

 64,805

 264,506

 1.03

 Alternative Loan Trust 2004-6CB, Floating Rate Note, 4/25/34

 253,520

 900,000

 2.18

 Arbor Realty Collateralized Loan Obligation 2014-1, Ltd., Floating Rate Note, 5/15/24 (144A)

 895,500

 500,000

 2.18

 Arbor Realty Collateralized Loan Obligation 2015-FL1, Ltd., Floating Rate Note, 3/17/25 (144A)

 477,500

 800,000

 2.63

 BAMLL Commercial Mortgage Securities Trust 2014-FL1, Floating Rate Note, 12/17/31 (144A)

 796,083

 580,000

 1.53

 BAMLL Commercial Mortgage Securities Trust 2014-ICTS, Floating Rate Note, 6/15/28 (144A)

 572,537

 930,000

 3.03

 BAMLL Commercial Mortgage Securities Trust 2014-INLD REMICS, Floating Rate Note, 12/17/29 (144A)

 913,516

 775,000

 2.96

 BAMLL Commercial Mortgage Securities Trust 2014-INLD, Floating Rate Note, 12/17/29 (144A)

 695,515

 1,100,000

 3.43

 BAMLL Commercial Mortgage Securities Trust 2016-ASHF, Floating Rate Note, 3/15/28 (144A)

 1,099,051

 800,000

 3.03

 BAMLL Re-REMIC Trust 2014-FRR5, Floating Rate Note, 3/29/45 (144A)

 776,250

 654,633

 3.95

 BAMLL Re-REMIC Trust 2014-FRR6, Floating Rate Note, 8/28/46 (144A)

 641,731

 950,000

 2.69

 BAMLL Re-REMIC Trust 2014-FRR7, Floating Rate Note, 10/26/44 (144A)

 929,197

 2,366

 0.90

 Banc of America Alternative Loan Trust 2003-10, Floating Rate Note, 12/25/33

 2,361

 216,647

 5.46

 Banc of America Commercial Mortgage Trust 2006-1, Floating Rate Note, 9/10/45

 216,538

 309,788

 0.75

 Banc of America Funding 2005-A Trust, Floating Rate Note, 2/20/35

 298,495

 212,380

 2.75

 Banc of America Mortgage 2003-F Trust, Floating Rate Note, 7/25/33

 212,555

 341,074

 3.09

 Banc of America Mortgage 2004-D Trust, Floating Rate Note, 5/25/34

 336,879

 750,000

 2.43

 BBCMS Trust 2015-SLP, Floating Rate Note, 2/15/28 (144A)

 734,628

 351,077

 3.00

 BCAP LLC 2009-RR13-I Trust, Floating Rate Note, 9/26/35 (144A)

 354,474

 252,901

 3.03

 BCAP LLC 2013-RR3 Trust, Floating Rate Note, 5/28/36 (144A)

 253,459

 238,240

 3.18

 BCAP LLC 2013-RR7 Trust, Floating Rate Note, 12/27/34 (144A)

 242,834

 230,050

 1.29

 Bear Stearns ALT-A Trust 2004-11, Floating Rate Note, 11/25/34

 223,275

 762,311

 1.15

 Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35

 735,705

 271,486

 1.29

 Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35

 254,725

 784,465

 1.29

 Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35

 738,518

 91,991

 1.19

 Bear Stearns ALT-A Trust 2004-13, Floating Rate Note, 11/25/34

 89,660

 608,630

 1.05

 Bear Stearns ALT-A Trust 2004-4, Floating Rate Note, 6/25/34

 577,067

 179,831

 0.95

 Bear Stearns ALT-A Trust 2005-2, Floating Rate Note, 3/25/35

 174,918

 208,828

 3.00

 Bear Stearns ARM Trust 2003-3, Floating Rate Note, 5/25/33

 207,702

 77,481

 2.98

 Bear Stearns ARM Trust 2004-10 REMICS, Floating Rate Note, 1/25/35

 75,269

 60,133

 3.04

 Bear Stearns ARM Trust 2004-3, Floating Rate Note, 7/25/34

 57,862

 520,003

 5.21

 Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7, Floating Rate Note, 2/11/41

 519,649

 92,443

 4.99

 Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9, Floating Rate Note, 9/11/42

 92,638

 78,652

 2.88

 Bear Stearns Mortgage Securities, Inc., Floating Rate Note, 6/25/30

 79,379

 900,000

 2.39

 BHMS 2014-ATLS Mortgage Trust REMICS, Floating Rate Note, 7/8/33 (144A)

 882,966

 1,610,000

 1.78

 BLCP Hotel Trust, Floating Rate Note, 8/15/29 (144A)

 1,565,651

 1,100,000

 2.18

 Boca Hotel Portfolio Trust 2013-BOCA, Floating Rate Note, 8/17/26 (144A)

 1,100,231

 800,000

 3.28

 BXHTL 2015-JWRZ Mortgage Trust, Floating Rate Note, 5/15/29 (144A)

 768,507

 500,000

 3.02

 Carefree Portfolio Trust 2014-CARE, Floating Rate Note, 11/15/29 (144A)

 469,915

 1,340,000

 2.93

 CDGJ Commercial Mortgage Trust 2014-BXCH, Floating Rate Note, 12/15/27 (144A)

 1,314,889

 343,825

 Cendant Mortgage Corp., 6.25%, 3/25/32 (144A)

 358,501

 1,000,000

 Cent CLO, 2.52%, 8/1/24 (144A)

 1,003,319

 800,000

 2.58

 CFCRE 2015-RUM Mortgage Trust, Floating Rate Note, 7/15/30 (144A)

 780,596

 765,000

 5.03

 CFCRE 2015-RUM Mortgage Trust, Floating Rate Note, 7/15/30 (144A)

 745,684

 310,000

 1.63

 CGBAM Commercial Mortgage Trust 2014-HD, Floating Rate Note, 2/18/31 (144A)

 307,739

 100,000

 1.38

 CG-CCRE Commercial Mortgage Trust 2014-FL1, Floating Rate Note, 6/16/31 (144A)

 99,864

 850,000

 2.08

 CGGS Commercial Mortgage Trust 2016-RND, Floating Rate Note, 2/9/33 (144A)

 856,133

 1,720,000

 2.33

 CGWF Commercial Mortgage Trust 2013-RKWH REMICS, Floating Rate Note, 11/15/30 (144A)

 1,715,254

 162,181

 2.58

 CHL Mortgage Pass-Through Trust 2004-14, Floating Rate Note, 8/25/34

 156,096

 50,969

 Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-4, 5.0%, 7/25/20

 52,328

 197,540

 Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-7, 5.0%, 10/25/35

 199,518

 424,088

 6.05

 Citigroup Commercial Mortgage Trust 2008-C7, Floating Rate Note, 12/10/49

 443,209

 1,140,000

 1.48

 Citigroup Commercial Mortgage Trust 2014-388G REMICS, Floating Rate Note, 6/16/33 (144A)

 1,138,646

 300,000

 3.73

 Citigroup Commercial Mortgage Trust 2015-SHP2, Floating Rate Note, 7/15/27 (144A)

 295,613

 1,500,000

 2.53

 Citigroup Commercial Mortgage Trust 2015-SSHP REMICS, Floating Rate Note, 9/15/27 (144A)

 1,461,553

 286,854

 Citigroup Mortgage Loan Trust 2010-4 REMICS, 5.0%, 10/25/35 (144A)

 293,063

 27,861

 Citigroup Mortgage Loan Trust, Inc., 7.0%, 10/25/19

 27,606

 17,845

 5.50

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 10/25/35

 1,151

 162,650

 2.70

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 3/26/35

 129,269

 250,132

 1.05

 CNL Commercial Mortgage Loan Trust 2002-1, Floating Rate Note, 10/25/28 (144A)

 236,375

 18,397

 1.39

 Collateralized Mortgage Obligation Trust 44, Floating Rate Note, 7/1/18

 18,469

 400,000

 Colony American Finance 2016-1, Ltd., 5.972%, 6/15/48 (Step) (144A)

 395,520

 412,774

 2.39

 Colony Mortgage Capital Series 2015-FL3, Ltd., Floating Rate Note, 9/5/32 (144A)

 411,742

 1,410,000

 2.58

 COMM 2014-FL5 Mortgage Trust, Floating Rate Note, 10/15/31 (144A)

 1,395,653

 1,630,000

 2.09

 COMM 2014-KYO Mortgage Trust, Floating Rate Note, 6/11/27 (144A)

 1,609,119

 400,000

 1.24

 COMM 2014-PAT Mortgage Trust REMICS, Floating Rate Note, 8/13/27 (144A)

 394,754

 820,000

 2.03

 COMM 2014-PAT Mortgage Trust, Floating Rate Note, 8/13/27 (144A)

 796,924

 1,110,000

 2.18

 COMM 2014-SAVA Mortgage Trust, Floating Rate Note, 6/15/34 (144A)

 1,086,786

 1,850,000

 2.04

 COMM 2014-TWC Mortgage Trust, Floating Rate Note, 2/13/32 (144A)

 1,827,974

 415,817

 6.24

 Credit Suisse Commercial Mortgage Trust Series 2006-C3 REMICS, Floating Rate Note, 6/15/38

 415,255

 869,356

 Credit Suisse Commercial Mortgage Trust Series 2007-C1, 5.361%, 2/15/40

 881,696

 943,649

 5.89

 Credit Suisse Commercial Mortgage Trust Series 2007-C3, Floating Rate Note, 6/15/39

 960,649

 525,882

 6.14

 Credit Suisse Commercial Mortgage Trust Series 2007-C4 REMICS, Floating Rate Note, 9/15/39

 543,115

 700,000

 6.14

 Credit Suisse Commercial Mortgage Trust Series 2007-C4, Floating Rate Note, 9/15/39

 706,884

 161,926

 Credit Suisse First Boston Mortgage Securities Corp., 4.877%, 4/15/37

 149,107

 30,357

 Credit Suisse First Boston Mortgage Securities Corp., 5.5%, 6/25/33

 30,682

 238,625

 Credit Suisse First Boston Mortgage Securities Corp., 7.5%, 5/25/32

 252,928

 541,210

 0.72

 Credit Suisse First Boston Mortgage Securities, 05-6, Floating Rate Note, 7/25/35

 526,862

 143,369

 3.12

 Credit Suisse Mortgage Capital Certificates REMICS, Floating Rate Note, 7/27/36 (144A)

 143,418

 29,118

 CSFB Mortgage-Backed Trust Series 2004-7, 5.25%, 10/25/19

 29,378

 400,000

 2.68

 CSMC 2015-TWNI Trust, Floating Rate Note, 3/15/28 (144A)

 389,094

 1,542,672

 3.00

 CSMC Trust 2012-CIM2, Floating Rate Note, 6/25/42 (144A)

 1,549,663

 900,000

 2.28

 CSMC Trust 2015-DEAL, Floating Rate Note, 4/16/29 (144A)

 875,316

 750,000

 3.28

 CSMC Trust 2015-SAND, Floating Rate Note, 8/15/30 (144A)

 727,211

 540,000

 2.04

 EQTY 2014-INNS Mortgage Trust REMICS, Floating Rate Note, 5/8/31 (144A)

 521,443

 1,020,000

 1.64

 EQTY 2014-INNS Mortgage Trust, Floating Rate Note, 5/8/31 (144A)

 977,573

 609,137

 1.40

 Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 5/25/24

 604,457

 1,032,324

 1.65

 Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 7/25/24

 1,032,404

 494,159

 2.60

 Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 9/25/28

 497,670

 193,511

 2.50

 Fannie Mae Trust 2005-W4, Floating Rate Note, 6/26/45

 203,377

 529,713

 0.70

 Fannie Mae Whole Loan, Floating Rate Note, 11/25/46

 530,694

 212,056

 Fannie Mae, 2.5%, 3/25/24

 214,174

 448,611

 Fannie Mae, 3.0%, 11/25/18

 455,463

 2,354,167

 Fannie Mae, 3.0%, 6/25/22

 2,406,443

 142,396

 Fannie Mae, 3.5%, 10/25/23

 143,570

 689,308

 Fannie Mae, 3.5%, 8/25/25

 705,470

 77,547

 Fannie Mae, 4.0%, 8/25/28

 77,918

 187,331

 Fannie Mae, 4.5%, 9/25/35

 190,304

 47,139

 Fannie Mae, 5.0%, 6/25/34

 47,352

 1,443,739

 0.89

 Fannie Mae, Floating Rate Note, 11/25/32

 1,444,056

 564,681

 FDIC 2010-R1 Trust, 2.184%, 5/25/50 (144A)

 565,256

 172,739

 Federal Home Loan Banks, 2.9%, 4/20/17

 175,290

 38,439

 Federal Home Loan Mortgage Corp. REMICS, 3.5%, 10/15/18

 39,192

 50,570

 0.73

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 1/15/36

 50,622

 669,295

 0.73

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 1/15/37

 671,774

 43,913

 0.63

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/20

 43,992

 186,428

 1.01

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 10/15/37

 188,569

 149,464

 0.78

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/36

 150,185

 72,861

 0.78

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/36

 72,742

 349,778

 0.81

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 11/15/37

 351,117

 78,533

 0.83

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32

 78,818

 120,748

 0.83

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/32

 121,326

 262,990

 0.75

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/35

 264,342

 207,753

 1.13

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/39

 210,636

 177,486

 0.73

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/30

 177,551

 176,082

 1.43

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/32

 180,721

 196,083

 0.83

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/33

 197,860

 147,326

 0.73

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/36

 147,621

 100,522

 0.73

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/39

 100,825

 225,966

 0.93

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/41

 225,389

 144,110

 0.98

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/42

 145,339

 120,525

 1.43

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/32

 123,272

 212,741

 1.43

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/32

 218,704

 359,521

 0.83

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/38

 360,785

 437,709

 0.83

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 3/15/41

 439,510

 184,114

 0.98

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 4/15/27

 186,531

 178,481

 0.93

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 4/15/28

 180,801

 94,133

 0.73

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 4/15/36

 94,024

 278,929

 0.85

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 4/15/41

 280,657

 98,422

 0.83

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/36

 98,210

 70,464

 0.83

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/41

 70,919

 85,786

 0.85

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/36

 86,482

 218,121

 0.86

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 6/15/41

 219,554

 117,690

 0.83

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/23

 118,220

 170,713

 0.93

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 7/15/36

 171,811

 49,063

 1.03

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/18

 49,302

 199,905

 0.68

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/25

 200,288

 92,165

 0.63

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/26

 92,223

 65,603

 0.68

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/35

 65,621

 163,467

 0.68

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 8/15/36

 163,674

 166,245

 0.73

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/26

 166,698

 86,509

 0.88

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 9/15/33

 86,508

 308,260

 Federal Home Loan Mortgage Corp., 2.75%, 11/15/25

 315,445

 302,078

 Federal Home Loan Mortgage Corp., 3.0%, 1/15/30

 311,231

 791,786

 Federal Home Loan Mortgage Corp., 3.0%, 12/15/24

 801,876

 104,093

 Federal Home Loan Mortgage Corp., 3.0%, 6/15/38

 105,193

 91,936

 Federal Home Loan Mortgage Corp., 3.5%, 8/15/28

 94,300

 160,380

 Federal Home Loan Mortgage Corp., 4.0%, 1/15/34

 163,764

 132,825

 Federal Home Loan Mortgage Corp., 6.0%, 1/15/28

 133,727

 1,212,918

 0.93

 Federal Home Loan Mortgage Corp., Floating Rate Note, 1/15/33

 1,223,289

 146,331

 0.68

 Federal Home Loan Mortgage Corp., Floating Rate Note, 1/15/35

 147,120

 64,284

 0.75

 Federal Home Loan Mortgage Corp., Floating Rate Note, 11/15/36

 64,482

 255,121

 0.89

 Federal Home Loan Mortgage Corp., Floating Rate Note, 2/17/32

 257,287

 291,719

 0.78

 Federal Home Loan Mortgage Corp., Floating Rate Note, 3/15/30

 292,475

 265,447

 1.00

 Federal Home Loan Mortgage Corp., Floating Rate Note, 3/15/32

 266,338

 768,752

 0.74

 Federal Home Loan Mortgage Corp., Floating Rate Note, 4/15/33

 766,145

 454,779

 0.78

 Federal Home Loan Mortgage Corp., Floating Rate Note, 4/15/36

 456,995

 39,198

 0.58

 Federal Home Loan Mortgage Corp., Floating Rate Note, 7/15/19

 39,112

 264,024

 0.93

 Federal Home Loan Mortgage Corp., Floating Rate Note, 7/15/28

 266,951

 415,238

 0.93

 Federal Home Loan Mortgage Corp., Floating Rate Note, 7/15/31

 421,412

 93,354

 0.73

 Federal Home Loan Mortgage Corp., Floating Rate Note, 8/15/19

 93,212

 750,115

 3.63

 Federal National Mortgage Association 2004-T2, Floating Rate Note, 7/25/43

 777,754

 98,915

 Federal National Mortgage Association REMICS, 1.5%, 11/25/20

 99,086

 192,396

 Federal National Mortgage Association REMICS, 1.75%, 12/25/22

 193,195

 400,261

 Federal National Mortgage Association REMICS, 3.0%, 1/25/21

 408,020

 81,792

 Federal National Mortgage Association REMICS, 3.0%, 4/25/40

 84,086

 191,467

 Federal National Mortgage Association REMICS, 3.5%, 10/25/39

 197,177

 4,048

 Federal National Mortgage Association REMICS, 5.0%, 9/25/39

 4,080

 79,327

 Federal National Mortgage Association REMICS, 6.0%, 6/25/29

 90,522

 51,459

 1.09

 Federal National Mortgage Association REMICS, Floating Rate Note, 1/18/32

 52,249

 67,277

 0.94

 Federal National Mortgage Association REMICS, Floating Rate Note, 1/25/33

 67,381

 133,538

 0.74

 Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/35

 133,776

 306,440

 0.84

 Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/36

 307,573

 127,362

 1.66

 Federal National Mortgage Association REMICS, Floating Rate Note, 10/25/38

 129,759

 731,911

 0.64

 Federal National Mortgage Association REMICS, Floating Rate Note, 10/27/37

 728,979

 329,460

 1.44

 Federal National Mortgage Association REMICS, Floating Rate Note, 11/18/32

 336,811

 230,491

 0.80

 Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/36

 231,390

 302,684

 1.14

 Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/39

 306,320

 213,543

 0.84

 Federal National Mortgage Association REMICS, Floating Rate Note, 12/18/32

 214,590

 458,014

 1.44

 Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/23

 463,240

 98,982

 1.34

 Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/31

 100,260

 512,404

 0.94

 Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/32

 518,441

 110,783

 1.06

 Federal National Mortgage Association REMICS, Floating Rate Note, 12/25/37

 110,863

 161,676

 0.79

 Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/33

 162,912

 159,982

 0.75

 Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/35

 160,198

 105,650

 0.69

 Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/37

 105,719

 135,839

 0.64

 Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/37

 135,757

 55,987

 0.89

 Federal National Mortgage Association REMICS, Floating Rate Note, 2/25/38

 56,135

 119,607

 0.94

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/24

 120,940

 235,393

 0.84

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/34

 237,482

 145,169

 0.84

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/34

 146,059

 144,032

 0.79

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/35

 144,578

 923,674

 0.74

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/36

 926,132

 192,532

 0.69

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37

 193,184

 150,769

 0.80

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37

 151,507

 92,043

 0.69

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37

 91,456

 201,036

 0.79

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/37

 199,653

 711,946

 0.66

 Federal National Mortgage Association REMICS, Floating Rate Note, 3/25/45

 692,555

 452,720

 1.34

 Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/32

 458,597

 447,406

 1.44

 Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/32

 460,020

 52,352

 0.84

 Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/34

 52,859

 233,569

 0.69

 Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/36

 232,175

 482,282

 0.94

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/18/32

 486,642

 72,175

 0.94

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/33

 72,248

 102,319

 0.79

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/36

 102,600

 114,490

 0.84

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/37

 114,993

 209,257

 0.99

 Federal National Mortgage Association REMICS, Floating Rate Note, 5/25/40

 210,562

 161,032

 0.89

 Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/36

 160,930

 189,054

 0.68

 Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37

 188,745

 69,690

 0.69

 Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37

 69,805

 212,859

 0.69

 Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/37

 210,830

 69,329

 0.94

 Federal National Mortgage Association REMICS, Floating Rate Note, 6/25/38

 69,711

 81,710

 0.84

 Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/34

 82,487

 126,915

 0.74

 Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/35

 126,528

 337,283

 0.69

 Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/35

 337,211

 294,004

 1.34

 Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/38

 300,552

 532,042

 0.74

 Federal National Mortgage Association REMICS, Floating Rate Note, 8/25/40

 534,946

 373,765

 0.94

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/33

 374,139

 118,961

 0.79

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/36

 118,638

 110,958

 1.01

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/36

 111,090

 225,817

 1.01

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37

 228,334

 244,338

 1.02

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37

 247,153

 60,470

 1.01

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37

 61,106

 64,516

 0.99

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/39

 64,957

 361,675

 Federal National Mortgage Association, 1.233%, 3/25/18

 361,277

 120,186

 Federal National Mortgage Association, 2.5%, 4/25/36

 121,215

 208,116

 Federal National Mortgage Association, 2.75%, 6/25/20

 210,684

 249,591

 Federal National Mortgage Association, 3.0%, 6/25/39

 252,514

 84,174

 Federal National Mortgage Association, 3.5%, 7/25/24

 84,827

 265,794

 0.79

 Federal National Mortgage Association, Floating Rate Note, 10/18/32

 267,832

 345,295

 0.74

 Federal National Mortgage Association, Floating Rate Note, 11/25/27

 347,105

 279,629

 1.29

 Federal National Mortgage Association, Floating Rate Note, 2/25/23

 284,834

 99,046

 0.74

 Federal National Mortgage Association, Floating Rate Note, 3/25/18

 98,954

 314,535

 0.79

 Federal National Mortgage Association, Floating Rate Note, 3/25/36

 315,468

 687,177

 0.94

 Federal National Mortgage Association, Floating Rate Note, 4/25/33

 693,411

 179,162

 2.90

 Federal National Mortgage Association, Floating Rate Note, 4/25/35

 193,974

 436,538

 0.94

 Federal National Mortgage Association, Floating Rate Note, 6/25/32

 441,590

 564,830

 0.84

 Federal National Mortgage Association, Floating Rate Note, 6/25/36

 561,927

 263,973

 0.74

 Federal National Mortgage Association, Floating Rate Note, 8/25/35

 263,958

 73,535

 1.48

 Federal National Mortgage Association, Floating Rate Note, 9/25/22

 74,280

 54,769

 2.77

 First Horizon Mortgage Pass-Through Trust 2004-AR1, Floating Rate Note, 2/25/34

 53,850

 47,487

 2.12

 Fosse Master Issuer Plc, Floating Rate Note, 10/18/54 (144A)

 47,537

 608,781

 1.38

 Freddie Mac REMICS, Floating Rate Note, 2/15/32

 624,688

 88,819

 0.78

 Freddie Mac Strips, Floating Rate Note, 12/15/36

 88,634

 216,970

 0.73

 Freddie Mac Strips, Floating Rate Note, 8/15/36

 216,290

 278,548

 1.44

 Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 2/25/24

 278,548

 700,000

 3.34

 Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 7/25/28

 720,573

 662,277

 Freddie Mac, 1.4%, 7/15/23

 657,561

 204,303

 Freddie Mac, 2.0%, 11/15/20

 206,849

 1,572,027

 Freddie Mac, 2.0%, 2/15/25

 1,591,873

 198,940

 Freddie Mac, 2.0%, 8/15/20

 201,173

 174,593

 Freddie Mac, 3.0%, 2/15/24

 177,502

 262,497

 Freddie Mac, 3.0%, 4/15/24

 265,404

 613,187

 Freddie Mac, 3.0%, 5/15/29

 625,097

 859,258

 Freddie Mac, 3.5%, 10/15/28

 875,943

 111,857

 Freddie Mac, 3.5%, 7/15/23

 112,153

 249,028

 Freddie Mac, 4.0%, 5/15/37

 252,895

 175,426

 Freddie Mac, 4.5%, 11/15/24

 177,714

 514,087

 Freddie Mac, 4.5%, 2/15/20

 529,717

 246,647

 Freddie Mac, 4.5%, 3/15/19

 253,473

 413,827

 Freddie Mac, 5.0%, 10/15/26

 416,879

 254,199

 Freddie Mac, 5.5%, 12/15/22

 256,730

 1,000,000

 4.88

 FREMF Mortgage Trust 2011-K703, Floating Rate Note, 7/25/44 (144A)

 1,040,757

 1,260,927

 2.79

 FREMF Mortgage Trust 2014-KF04 REMICS, Floating Rate Note, 6/25/21 (144A)

 1,218,027

 1,188,768

 4.44

 FREMF Mortgage Trust 2014-KF05 REMICS, Floating Rate Note, 9/25/21 (144A)

 1,102,582

 1,020,681

 5.44

 FREMF Mortgage Trust 2014-KS02 REMICS, Floating Rate Note, 8/25/23 (144A)

 1,019,405

 409,000

 3.32

 FREMF Mortgage Trust Class B, Floating Rate Note, 11/25/46 (144A)

 410,403

 465,693

 1.73

 GAHR Commercial Mortgage Trust 2015-NRF, Floating Rate Note, 12/15/16 (144A)

 465,990

 750,000

 2.03

 Gale Force 3 Clo, Ltd., Floating Rate Note, 4/19/21 (144A)

 672,211

 172,589

 Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)

 166,398

 592,690

 0.72

 Global Mortgage Securitization, Ltd., Floating Rate Note, 4/25/32 (144A)

 565,812

 195,358

 3.36

 GMACM Mortgage Loan Trust 2004-AR1, Floating Rate Note, 6/25/34

 193,254

 2,282,898

 Government National Mortgage Association REMICS, 2.0%, 1/16/46

 2,284,916

 1,539,854

 Government National Mortgage Association REMICS, 4.0%, 9/20/37

 1,587,751

 58,241

 Government National Mortgage Association, 3.0%, 12/20/38

 59,071

 182,632

 Government National Mortgage Association, 3.0%, 4/20/41

 188,971

 425,421

 Government National Mortgage Association, 3.5%, 5/20/39

 439,839

 160,029

 Government National Mortgage Association, 3.5%, 8/20/38

 161,974

 614,009

 Government National Mortgage Association, 4.5%, 7/20/21

 619,140

 49,109

 Government National Mortgage Association, 5.0%, 4/20/36

 50,557

 209,712

 0.69

 Government National Mortgage Association, Floating Rate Note, 1/16/35

 210,045

 518,533

 0.99

 Government National Mortgage Association, Floating Rate Note, 1/16/40

 522,030

 666,825

 0.99

 Government National Mortgage Association, Floating Rate Note, 12/16/26

 675,390

 201,701

 0.69

 Government National Mortgage Association, Floating Rate Note, 2/20/35

 202,110

 148,307

 0.94

 Government National Mortgage Association, Floating Rate Note, 2/20/38

 149,670

 208,904

 0.74

 Government National Mortgage Association, Floating Rate Note, 4/16/31

 209,429

 113,323

 0.94

 Government National Mortgage Association, Floating Rate Note, 4/16/32

 113,901

 528,892

 0.99

 Government National Mortgage Association, Floating Rate Note, 4/16/32

 534,907

 574,288

 0.74

 Government National Mortgage Association, Floating Rate Note, 5/16/33

 575,600

 620,841

 0.84

 Government National Mortgage Association, Floating Rate Note, 6/16/32

 625,157

 377,795

 0.74

 Government National Mortgage Association, Floating Rate Note, 8/20/40

 374,099

 1,000,000

 1.73

 GP Portfolio Trust 2014-GGP, Floating Rate Note, 2/15/27 (144A)

 984,342

 1,000,000

 3.69

 GS Mortgage Securities Corp Trust 2016-ICE2, Floating Rate Note, 2/15/33 (144A)

 1,001,858

 875,861

 5.99

 GS Mortgage Securities Trust 2007-GG10 REMICS, Floating Rate Note, 8/10/45

 898,385

 495,000

 2.18

 GS Mortgage Securities Trust 2014-GSFL, Floating Rate Note, 7/15/31 (144A)

 488,034

 304,816

 1.22

 GSAA Home Equity Trust 2004-6, Floating Rate Note, 6/25/34

 293,142

 148,738

 2.86

 HarborView Mortgage Loan Trust 2004-1, Floating Rate Note, 4/19/34

 148,005

 1,169,662

 1.94

 Hilton USA Trust 2013-HLF, Floating Rate Note, 11/5/30 (144A)

 1,169,662

 250,000

 2.83

 Holmes Master Issuer Plc, Floating Rate Note, 10/15/54 (144A)

 252,883

 560,199

 0.78

 HomeBanc Mortgage Trust 2005-4, Floating Rate Note, 10/25/35

 515,497

 299,483

 1.55

 Homestar Mortgage Acceptance Corp. REMICS, Floating Rate Note, 9/25/34

 292,970

 1,156,271

 1.09

 Homestar Mortgage Acceptance Corp., Floating Rate Note, 3/25/34

 1,097,050

 200,815

 1.15

 Homestar Mortgage Acceptance Corp., Floating Rate Note, 6/25/34

 195,445

 145,641

 0.90

 Homestar Mortgage Acceptance Corp., Floating Rate Note, 7/25/34

 143,213

 1,158,146

 1.09

 Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34

 1,091,215

 516,855

 1.07

 Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34

 488,878

 63,576

 3.06

 Impac CMB Trust Series 2004-8, Floating Rate Note, 8/25/34

 61,047

 685,030

 1.09

 Impac CMB Trust Series 2005-4, Floating Rate Note, 5/25/35

 542,828

 454,297

 0.65

 Impac Secured Assets Trust 2006-5, Floating Rate Note, 12/25/36

 422,905

 101,028

 2.95

 IndyMac INDX Mortgage Loan Trust 2004-AR6, Floating Rate Note, 10/25/34

 96,116

 69,489

 4.84

 JP Morgan Chase Commercial Mortgage Securities Trust 2004-LN2, Floating Rate Note, 7/15/41 (144A)

 69,315

 82,887

 0.59

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9, Floating Rate Note, 5/15/47

 82,407

 712,255

 JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC18, 5.44%, 6/12/47

 722,767

 1,200,000

 JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2, 3.6159%, 11/15/43 (144A)

 1,224,577

 1,670,000

 1.68

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-BXH, Floating Rate Note, 4/15/27 (144A)

 1,637,905

 700,000

 2.38

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-CBM, Floating Rate Note, 10/15/29 (144A)

 682,994

 342,193

 2.18

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL4, Floating Rate Note, 12/16/30 (144A)

 338,962

 650,000

 2.53

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5 REMICS, Floating Rate Note, 7/15/31 (144A)

 641,383

 490,000

 1.78

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5, Floating Rate Note, 7/15/31 (144A)

 487,389

 1,083,657

 1.83

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL6, Floating Rate Note, 11/17/31 (144A)

 1,085,877

 900,000

 1.35

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN, Floating Rate Note, 6/15/29 (144A)

 886,719

 650,000

 2.13

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN, Floating Rate Note, 6/15/29 (144A)

 632,741

 1,100,000

 2.03

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-PHH, Floating Rate Note, 8/16/27 (144A)

 1,080,023

 1,200,000

 2.68

 JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO, Floating Rate Note, 1/15/32 (144A)

 1,185,068

 850,000

 2.23

 JP Morgan Chase Commercial Mortgage Securities Trust 2015-FL7, Floating Rate Note, 5/15/28 (144A)

 836,878

 500,000

 3.18

 JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP, Floating Rate Note, 7/15/36 (144A)

 497,158

 229,927

 2.65

 JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34

 232,808

 91,920

 JP Morgan Mortgage Trust 2004-S1, 5.0%, 9/25/34

 94,108

 428,161

 2.60

 JP Morgan Mortgage Trust 2005-A3, Floating Rate Note, 6/25/35

 416,574

 2,887

 JP Morgan Mortgage Trust 2006-S3, 6.0%, 8/25/36

 1,266,894

 0.95

 JP Morgan Seasoned Mortgage Trust 2014-1, Floating Rate Note, 5/25/33 (144A)

 1,204,723

 522,140

 4.77

 La Hipotecaria Panamanian Mortgage Trust 2007-1, Floating Rate Note, 12/23/36 (144A)

 511,697

 192,055

 1.65

 Lanark Master Issuer Plc, Floating Rate Note, 12/22/54 (144A)

 192,076

 15,670

 LB-UBS Commercial Mortgage Trust 2004-C1, 4.568%, 1/15/31

 15,711

 1,250,000

 5.94

 LB-UBS Commercial Mortgage Trust 2006-C4, Floating Rate Note, 6/15/38

 1,248,406

 391,558

 1.89

 LCM X LP, Floating Rate Note, 4/15/22 (144A)

 388,973

 109,483

 1.39

 Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A4, Floating Rate Note, 10/25/37 (144A)

 108,001

 173,498

 1.49

 Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3, Floating Rate Note, 10/25/37 (144A)

 172,749

 234,600

 0.66

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 4/25/31 (144A)

 220,991

 255,047

 0.67

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 4/25/31 (144A)

 241,598

 1,086,809

 2.44

 LSTAR Securities Investment 2016-1, Floating Rate Note, 1/1/21 (144A)

 1,056,161

 1,463,494

 2.44

 LSTAR Securities Investment Trust 2014-2, Floating Rate Note, 11/1/19 (144A)

 1,441,541

 1,614,830

 2.44

 LSTAR Securities Investment Trust 2015-1, Floating Rate Note, 1/2/20 (144A)

 1,590,427

 970,448

 2.44

 LSTAR Securities Investment Trust 2015-3, Floating Rate Note, 3/2/20 (144A)

 951,347

 845,236

 2.44

 LSTAR Securities Investment Trust 2015-4, Floating Rate Note, 4/1/20 (144A)

 824,105

 797,533

 2.44

 LSTAR Securities Investment Trust 2015-5, Floating Rate Note, 4/1/20 (144A)

 779,589

 890,208

 2.44

 LSTAR Securities Investment Trust 2015-7, Floating Rate Note, 7/1/17 (144A)

 875,695

 541,816

 2.44

 LSTAR Securities Investment, Ltd. 2015-8, Floating Rate Note, 8/3/20 (144A)

 532,285

 287,814

 0.80

 MASTR Alternative Loan Trust 2005-1, Floating Rate Note, 2/25/35

 281,627

 32,080

 0.84

 MASTR Asset Securitization Trust 2003-6, Floating Rate Note, 7/25/18

 31,991

 505,989

 1.19

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-A, Floating Rate Note, 3/25/28

 477,204

 250,508

 1.70

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-A, Floating Rate Note, 3/25/28

 232,961

 456,807

 1.11

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-C REMICS, Floating Rate Note, 6/25/28

 432,092

 252,249

 1.53

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-C, Floating Rate Note, 6/25/28

 247,227

 312,394

 1.07

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E, Floating Rate Note, 10/25/28

 296,836

 156,098

 1.09

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-G, Floating Rate Note, 1/25/29

 148,523

 35,892

 2.29

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-G, Floating Rate Note, 1/25/29

 35,464

 312,573

 1.09

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-H, Floating Rate Note, 1/25/29

 305,717

 610,606

 0.91

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A REMICS, Floating Rate Note, 4/25/29

 570,518

 457,798

 1.01

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C, Floating Rate Note, 7/25/29

 422,037

 495,748

 1.63

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-E, Floating Rate Note, 11/25/29

 476,033

 517,177

 1.01

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-G, Floating Rate Note, 1/25/30

 484,825

 214,742

 1.43

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-G, Floating Rate Note, 1/25/30

 205,741

 344,296

 0.91

 Merrill Lynch Mortgage Investors Trust Series MLCC 2005-A, Floating Rate Note, 3/25/30

 332,269

 279,072

 5.35

 Merrill Lynch Mortgage Trust 2005-CKI1, Floating Rate Note, 11/12/37

 272,520

 1,150,000

 5.78

 Merrill Lynch Mortgage Trust 2006-C2, Floating Rate Note, 8/12/43

 1,151,508

 1,000,000

 6.03

 Merrill Lynch Mortgage Trust 2007-C1, Floating Rate Note, 6/12/50

 1,023,812

 800,000

 5.93

 ML-CFC Commercial Mortgage Trust 2006-2, Floating Rate Note, 6/12/46

 799,263

 600,000

 5.79

 Morgan Stanley Capital I Trust 2006-HQ9, Floating Rate Note, 7/12/44

 600,162

 46,764

 5.96

 Morgan Stanley Capital I Trust 2006-TOP23, Floating Rate Note, 8/12/41

 46,706

 451,635

 Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44

 466,887

 972,858

 5.82

 Morgan Stanley Capital I Trust 2007-TOP27 REMICS, Floating Rate Note, 6/11/42

 1,007,877

 500,000

 2.63

 Morgan Stanley Capital I Trust 2015-XLF1, Floating Rate Note, 8/14/31 (144A)

 496,161

 600,000

 3.18

 Morgan Stanley Capital I Trust 2015-XLF1, Floating Rate Note, 8/17/26 (144A)

 600,000

 897,795

 0.72

 Morgan Stanley Mortgage Loan Trust 2005-5AR, Floating Rate Note, 9/25/35

 885,711

 399,792

 0.73

 Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35

 384,454

 141,986

 0.72

 Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35

 141,043

 703,799

 1.23

 MortgageIT Trust 2004-1, Floating Rate Note, 11/25/34

 665,897

 259,431

 0.97

 NCUA Guaranteed Notes Trust REMICS, Floating Rate Note, 3/9/21

 258,056

 188,428

 0.91

 NewStar Commercial Loan Trust 2007-1, Floating Rate Note, 9/30/22 (144A)

 187,694

 319,705

 0.59

 Nomura Resecuritization Trust 2014-1R, Floating Rate Note, 10/26/36 (144A)

 309,991

 1,035,853

 0.84

 Opteum Mortgage Acceptance Corp Trust 2005-4, Floating Rate Note, 11/25/35

 940,372

 1,043,547

 0.76

 Opteum Mortgage Acceptance Corp Trust 2005-4, Floating Rate Note, 11/25/35

 971,781

 131,100

 ORES 2014-LV3 LLC, 3.0%, 3/27/24 (144A)

 131,100

 500,000

 2.74

 Palmer Square Loan Funding 2016-2, Ltd., Floating Rate Note, 6/21/24 (144A)

 500,000

 321,106

 RAAC Series 2004-SP2 Trust, 6.0%, 1/25/32

 326,005

 1,500,000

 2.59

 RAIT 2014-FL2 Trust, Floating Rate Note, 5/15/31 (144A)

 1,485,422

 312,610

 1.69

 RAIT 2014-FL3 Trust, Floating Rate Note, 12/15/31 (144A)

 306,785

 74,003

 1.00

 RALI Series 2002-QS16 Trust, Floating Rate Note, 10/25/17

 72,937

 15,914

 RALI Series 2003-QS14 Trust, 5.0%, 7/25/18

 15,978

 90,071

 RALI Series 2003-QS15 Trust, 5.5%, 8/25/33

 91,542

 172,592

 0.89

 RALI Series 2003-QS9 Trust, Floating Rate Note, 5/25/18

 169,662

 121,873

 RALI Series 2004-QS5 Trust, 4.75%, 4/25/34

 122,859

 304,072

 1.04

 RALI Series 2004-QS5 Trust, Floating Rate Note, 4/25/34

 300,371

 634,813

 0.75

 RALI Series 2005-QA1 Trust, Floating Rate Note, 1/25/35

 602,303

 13,506

 6.36

 RAMP Series 2004-SL4 Trust, Floating Rate Note, 5/25/18

 13,523

 9,951

 0.88

 Regatta Funding, Ltd., Floating Rate Note, 6/15/20 (144A)

 9,947

 1,022,741

 1.89

 RESI Finance LP 2003-CB1, Floating Rate Note, 7/9/35

 916,965

 316,781

 1.33

 RESI MAC, 2014-1A, Floating Rate Note, 6/12/19

 312,921

 1,044,291

 0.84

 Residential Asset Securitization Trust 2003-A2, Floating Rate Note, 5/25/33

 946,342

 936,845

 1.48

 Resource Capital Corp 2014-CRE2, Ltd., Floating Rate Note, 4/15/32 (144A)

 921,589

 29,641

 2.58

 Resource Capital Corp. CRE Notes 2013, Ltd., Floating Rate Note, 6/15/16 (144A)

 29,645

 77,624

 Rialto Capital Management LLC, 2.85%, 5/15/24 (144A)

 77,467

 138,663

 RREF 2014-LT6 LLC, 2.75%, 9/16/24 (144A)

 138,663

 305,048

 RREF 2015-LT7 LLC, 3.0%, 12/27/32 (144A)

 305,048

 384,887

 Selene Non-Performing Loans LLC, 2.9814%, 5/25/54 (Step) (144A)

 381,686

 832,306

 1.06

 Sequoia Mortgage Trust 2003-5, Floating Rate Note, 9/20/33

 805,830

 165,010

 1.08

 Sequoia Mortgage Trust 2004-10, Floating Rate Note, 11/20/34

 151,504

 165,748

 1.97

 Sequoia Mortgage Trust 2004-7, Floating Rate Note, 8/20/34

 166,120

 559,648

 1.35

 Sequoia Mortgage Trust 2005-1, Floating Rate Note, 2/20/35

 527,291

 255,275

 2.25

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 251,864

 116,953

 3.00

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 116,332

 212,401

 SilverLeaf Finance XVII LLC, 2.68%, 3/15/26 (144A)

 205,656

 290,000

 2.28

 Silverstone Master Issuer Plc, Floating Rate Note, 1/21/55 (144A)

 292,722

 630,000

 Small Business Administration Participation Certificates, 2.24%, 4/15/43 (144A)

 625,342

 113,633

 3.25

 Structured Adjustable Rate Mortgage Loan Trust Class 1A1, Floating Rate Note, 3/25/34

 112,329

 520,428

 3.30

 Structured Asset Mortgage Investments II Trust 2005-AR2, Floating Rate Note, 5/25/45

 415,284

 60,493

 0.94

 Structured Asset Mortgage Investments II Trust 2005-F1 REMICS, Floating Rate Note, 8/26/35

 60,143

 295,253

 1.34

 Structured Asset Mortgage Investments Trust 2002-AR5, Floating Rate Note, 5/19/33

 289,011

 38,823

 Structured Asset Securities Corp. Mortgage Loan Trust 2005-2XS, 4.65%, 2/25/35 (Step)

 39,282

 673,314

 2.52

 Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-24A, Floating Rate Note, 7/25/33

 657,576

 134,130

 0.95

 Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-35, Floating Rate Note, 12/25/33

 133,111

 96,782

 2.57

 Thornburg Mortgage Securities Trust 2003-3, Floating Rate Note, 6/25/43

 88,250

 119,670

 1.88

 Thornburg Mortgage Securities Trust 2004-1, Floating Rate Note, 3/25/44

 116,424

 159,574

 2.09

 Thornburg Mortgage Securities Trust 2004-4, Floating Rate Note, 12/25/44

 156,408

 525,000

 TimberStar Trust I REMICS, 5.668%, 10/15/36 (144A)

 528,310

 373,915

 2.44

 Velocity Commercial Capital Loan Trust 2014-1, Floating Rate Note, 9/25/44 (144A)

 372,980

 783,450

 2.90

 Velocity Commercial Capital Loan Trust 2015-1, Floating Rate Note, 6/25/45 (144A)

 787,367

 346,401

 2.90

 Velocity Commercial Capital Loan Trust 2016-1, Floating Rate Note, 4/25/46 (144A)

 346,852

 13,560

 VFC 2015-3 LLC, 2.75%, 12/20/31 (144A)

 13,555

 27,015

 5.66

 Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Floating Rate Note, 3/15/45

 26,978

 58,697

 5.84

 Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Floating Rate Note, 5/15/43

 58,670

 396,171

 1.81

 WaMu Mortgage Pass-Through Certificates Series 2002-AR6 Trust, Floating Rate Note, 6/25/42

 377,940

 271,063

 WaMu Mortgage Pass-Through Certificates Series 2003-S10, 5.0%, 10/25/18

 272,842

 183,303

 WaMu Mortgage Pass-Through Certificates Series 2003-S12 Trust, 5.0%, 11/25/18

 183,732

 395,771

 Welk Resorts 2013-A LLC, 3.1%, 3/15/29 (144A)

 395,753

 1,250,000

 2.28

 Wells Fargo Commercial Mortgage Trust 2014-TISH REMICS, Floating Rate Note, 2/15/27 (144A)

 1,227,591

 800,000

 3.93

 Wells Fargo Commercial Mortgage Trust 2014-TISH, Floating Rate Note, 1/15/27 (144A)

 769,302

 137,797

 1.04

 Wells Fargo Mortgage Backed Securities 2005-4 Trust, Floating Rate Note, 4/25/35

 134,736

 186,900

 0.86

 Westwood CDO II, Ltd., Floating Rate Note, 4/25/22 (144A)

 182,835

 $

 188,028,146

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $190,268,002)

 $

 188,028,146

 CORPORATE BONDS - 33.6%

 Energy - 2.6%

 Oil & Gas Equipment & Services - 0.1%

 775,000

 National Oilwell Varco, Inc., 1.35%, 12/1/17

 $

 765,966

 Integrated Oil & Gas - 0.7%

 600,000

 1.13

 Chevron Corp., Floating Rate Note, 5/16/18

 $

 600,700

 1,000,000

 ConocoPhillips Co., 1.05%, 12/15/17

 989,393

 1,000,000

 1.23

 Exxon Mobil Corp., Floating Rate Note, 2/28/18

 1,008,297

 750,000

 0.84

 Shell International Finance BV, Floating Rate Note, 11/15/16

 750,389

 500,000

 Total Capital International SA, 1.0%, 8/12/16

 500,105

 $

 3,848,884

 Oil & Gas Exploration & Production - 0.4%

 600,000

 Canadian Natural Resources, Ltd., 1.75%, 1/15/18

 $

 589,423

 750,000

 Hess Corp., 1.3%, 6/15/17

 745,730

 800,000

 WPX Energy, Inc., 7.5%, 8/1/20

 784,000

 $

 2,119,153

 Oil & Gas Refining & Marketing - 0.2%

 500,000

 GS Caltex Corp., 3.25%, 10/1/18 (144A)

 $

 511,028

 750,000

 Phillips 66, 2.95%, 5/1/17

 761,978

 $

 1,273,006

 Oil & Gas Storage & Transportation - 1.2%

 700,000

 Boardwalk Pipelines LP, 5.5%, 2/1/17

 $

 707,125

 500,000

 Buckeye Partners LP, 6.05%, 1/15/18

 527,701

 1,000,000

 1.28

 Enbridge, Inc., Floating Rate Note, 10/1/16

 994,362

 750,000

 Energy Transfer Partners LP, 2.5%, 6/15/18

 739,782

 750,000

 Enterprise Products Operating LLC, 1.65%, 5/7/18

 748,808

 500,000

 Enterprise Products Operating LLC, 2.55%, 10/15/19

 507,472

 700,000

 Kinder Morgan, Inc. Delaware, 2.0%, 12/1/17

 692,022

 720,000

 ONEOK Partners LP, 6.15%, 10/1/16

 728,171

 500,000

 Tennessee Gas Pipeline Co LLC, 7.5%, 4/1/17

 523,526

 375,000

 TransCanada PipeLines, Ltd., 1.875%, 1/12/18

 374,859

 690,000

 1.31

 TransCanada PipeLines, Ltd., Floating Rate Note, 6/30/16

 690,143

 $

 7,233,971

 Total Energy

 $

 15,240,980

 Materials - 0.4%

 Fertilizers & Agricultural Chemicals - 0.2%

 1,000,000

 Monsanto Co., 1.15%, 6/30/17

 $

 1,000,801

 Diversified Metals & Mining - 0.2%

 500,000

 0.88

 BHP Billiton Finance USA, Ltd., Floating Rate Note, 9/30/16

 $

 499,534

 560,000

 1.48

 Rio Tinto Finance USA Plc, Floating Rate Note, 6/17/16

 560,156

 $

 1,059,690

 Total Materials

 $

 2,060,491

 Capital Goods - 1.4%

 Aerospace & Defense - 0.5%

 586,000

 L-3 Communications Corp., 1.5%, 5/28/17

 $

 586,007

 500,000

 Precision Castparts Corp., 1.25%, 1/15/18

 500,730

 1,050,000

 The Boeing Co., 0.95%, 5/15/18

 1,047,496

 500,000

 United Technologies Corp., 1.778%, 5/4/18 (Step)

 502,074

 $

 2,636,307

 Construction & Farm Machinery & Heavy Trucks - 0.5%

 1,098,000

 John Deere Capital Corp., 1.05%, 10/11/16

 $

 1,099,365

 750,000

 John Deere Capital Corp., 1.05%, 12/15/16

 750,898

 1,090,000

 0.92

 John Deere Capital Corp., Floating Rate Note, 10/11/16

 1,091,141

 $

 2,941,404

 Trading Companies & Distributors - 0.4%

 1,100,000

 Aircastle, Ltd., 6.75%, 4/15/17

 $

 1,135,750

 750,000

 Aviation Capital Group Corp., 2.875%, 9/17/18 (144A)

 746,828

 750,000

 GATX Corp., 1.25%, 3/4/17

 748,156

 $

 2,630,734

 Total Capital Goods

 $

 8,208,445

 Transportation - 0.1%

 Railroads - 0.1%

 500,000

 TTX Co., 2.25%, 2/1/19 (144A)

 $

 505,609

 Total Transportation

 $

 505,609

 Automobiles & Components - 1.9%

 Auto Parts & Equipment - 0.1%

 700,000

 Johnson Controls, Inc., 1.4%, 11/2/17

 $

 699,049

 Automobile Manufacturers - 1.8%

 1,000,000

 Daimler Finance North America LLC, 1.45%, 8/1/16 (144A)

 $

 1,000,821

 750,000

 0.99

 Daimler Finance North America LLC, Floating Rate Note, 3/10/17 (144A)

 749,602

 617,000

 0.96

 Daimler Finance North America LLC, Floating Rate Note, 8/1/17 (144A)

 614,617

 700,000

 Ford Motor Credit Co. LLC, 1.724%, 12/6/17

 699,205

 250,000

 Ford Motor Credit Co. LLC, 2.375%, 1/16/18

 252,113

 1,000,000

 Ford Motor Credit Co. LLC, 2.875%, 10/1/18

 1,020,584

 500,000

 1.26

 Ford Motor Credit Co. LLC, Floating Rate Note, 3/27/17

 500,478

 750,000

 1.15

 Ford Motor Credit Co. LLC, Floating Rate Note, 9/8/17

 747,598

 1,000,000

 Nissan Motor Acceptance Corp., 2.65%, 9/26/18 (144A)

 1,022,362

 500,000

 1.18

 Nissan Motor Acceptance Corp., Floating Rate Note, 3/3/17 (144A)

 500,252

 750,000

 Toyota Motor Credit Corp., 1.125%, 5/16/17

 751,361

 600,000

 Toyota Motor Credit Corp., 1.25%, 10/5/17

 601,104

 600,000

 1.44

 Toyota Motor Credit Corp., Floating Rate Note, 2/19/19

 607,132

 750,000

 Volkswagen International Finance NV, 1.125%, 11/18/16 (144A)

 750,000

 500,000

 Volkswagen International Finance NV, 1.6%, 11/20/17 (144A)

 496,761

 $

 10,313,990

 Total Automobiles & Components

 $

 11,013,039

 Consumer Durables & Apparel - 0.1%

 Homebuilding - 0.1%

 650,000

 DR Horton, Inc., 4.0%, 2/15/20

 $

 671,125

 Total Consumer Durables & Apparel

 $

 671,125

 Consumer Services - 0.1%

 Restaurants - 0.1%

 605,000

 Starbucks Corp., 0.875%, 12/5/16

 $

 605,517

 Total Consumer Services

 $

 605,517

 Media - 0.1%

 Publishing - 0.1%

 500,000

 Thomson Reuters Corp., 1.3%, 2/23/17

 $

 500,165

 Total Media

 $

 500,165

 Retailing - 0.3%

 Home Improvement Retail - 0.1%

 750,000

 1.00

 The Home Depot, Inc., Floating Rate Note, 9/15/17

 $

 752,969

 Automotive Retail - 0.2%

 625,000

 AutoZone, Inc., 1.625%, 4/21/19

 $

 622,934

 500,000

 Volkswagen Group of America Finance LLC, 1.65%, 5/22/18 (144A)

 496,396

 $

 1,119,330

 Total Retailing

 $

 1,872,299

 Food & Staples Retailing - 0.1%

 Hypermarkets & Super Centers - 0.1%

 740,000

 Costco Wholesale Corp., 1.125%, 12/15/17

 $

 742,122

 Total Food & Staples Retailing

 $

 742,122

 Food, Beverage & Tobacco - 0.7%

 Brewers - 0.2%

 500,000

 0.82

 Anheuser-Busch InBev Finance, Inc., Floating Rate Note, 1/27/17

 $

 499,928

 800,000

 1.90

 Anheuser-Busch InBev Finance, Inc., Floating Rate Note, 2/1/21

 825,778

 $

 1,325,706

 Packaged Foods & Meats - 0.3%

 750,000

 1.00

 ConAgra Foods, Inc., Floating Rate Note, 7/21/16

 $

 750,220

 1,000,000

 Wm Wrigley Jr Co., 2.0%, 10/20/17 (144A)

 1,008,837

 $

 1,759,057

 Tobacco - 0.2%

 765,000

 Reynolds American, Inc., 3.5%, 8/4/16

 $

 768,377

 Total Food, Beverage & Tobacco

 $

 3,853,140

 Household & Personal Products - 0.1%

 Household Products - 0.1%

 500,000

 Reckitt Benckiser Treasury Services Plc, 2.125%, 9/21/18 (144A)

 $

 501,212

 Total Household & Personal Products

 $

 501,212

 Health Care Equipment & Services - 1.0%

 Health Care Equipment - 0.6%

 750,000

 Becton Dickinson and Co., 1.45%, 5/15/17

 $

 751,912

 750,000

 Becton Dickinson and Co., 1.8%, 12/15/17

 753,137

 750,000

 1.08

 Becton Dickinson and Co., Floating Rate Note, 6/15/16

 750,140

 500,000

 Boston Scientific Corp., 2.65%, 10/1/18

 509,040

 620,000

 1.43

 Medtronic, Inc., Floating Rate Note, 3/15/20

 626,098

 $

 3,390,327

 Health Care Distributors - 0.2%

 1,450,000

 McKesson Corp., 1.292%, 3/10/17

 $

 1,450,966

 Managed Health Care - 0.2%

 625,000

 Coventry Health Care, Inc., 5.95%, 3/15/17

 $

 647,832

 500,000

 UnitedHealth Group, Inc., 1.875%, 11/15/16

 502,495

 $

 1,150,327

 Total Health Care Equipment & Services

 $

 5,991,620

 Pharmaceuticals, Biotechnology & Life Sciences - 1.2%

 Biotechnology - 0.6%

 600,000

 Amgen, Inc., 2.125%, 5/15/17

 $

 605,200

 700,000

 Amgen, Inc., 2.5%, 11/15/16

 704,650

 600,000

 1.00

 Amgen, Inc., Floating Rate Note, 5/22/17

 600,137

 600,000

 Celgene Corp., 2.125%, 8/15/18

 606,179

 750,000

 Gilead Sciences, Inc., 1.85%, 9/4/18

 758,976

 $

 3,275,142

 Pharmaceuticals - 0.3%

 750,000

 Bayer US Finance LLC, 1.5%, 10/6/17 (144A)

 $

 748,835

 605,000

 Perrigo Co Plc, 2.3%, 11/8/18

 602,556

 750,000

 0.78

 Pfizer, Inc., Floating Rate Note, 5/15/17

 750,455

 $

 2,101,846

 Life Sciences Tools & Services - 0.3%

 600,000

 Thermo Fisher Scientific, Inc., 1.3%, 2/1/17

 $

 599,951

 1,000,000

 Thermo Fisher Scientific, Inc., 2.4%, 2/1/19

 1,011,634

 $

 1,611,585

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 6,988,573

 Banks - 10.1%

 Diversified Banks - 6.1%

 750,000

 1.04

 Abbey National Treasury Services Plc, Floating Rate Note, 9/29/17

 $

 746,735

 750,000

 1.43

 ABN AMRO Bank NV, Floating Rate Note, 10/28/16 (144A)

 751,650

 1,000,000

 Bank of America Corp., 1.35%, 11/21/16

 1,001,544

 1,000,000

 Bank of America Corp., 2.0%, 1/11/18

 1,003,851

 600,000

 Bank of America Corp., 3.875%, 3/22/17

 612,217

 650,000

 Bank of America Corp., 5.625%, 10/14/16

 661,056

 408,000

 1.24

 Bank of America Corp., Floating Rate Note, 8/25/17

 406,882

 750,000

 Bank of America NA, 1.75%, 6/5/18

 751,774

 470,000

 0.88

 Bank of Montreal, Floating Rate Note, 7/14/17

 469,549

 500,000

 1.15

 Bank of Montreal, Floating Rate Note, 7/15/16

 500,388

 625,000

 Banque Federative du Credit Mutuel SA, 2.0%, 4/12/19 (144A)

 626,593

 1,550,000

 Banque Ouest Africaine de Developpement, 5.5%, 5/6/21 (144A)

 1,584,159

 229,000

 1.20

 Barclays Bank Plc, Floating Rate Note, 2/17/17

 229,251

 600,000

 Citigroup, Inc., 1.35%, 3/10/17

 600,792

 750,000

 Citigroup, Inc., 1.8%, 2/5/18

 750,754

 750,000

 1.30

 Citigroup, Inc., Floating Rate Note, 11/15/16

 750,566

 600,000

 1.31

 Citigroup, Inc., Floating Rate Note, 4/27/18

 599,547

 620,000

 2.33

 Citigroup, Inc., Floating Rate Note, 5/15/18

 630,469

 750,000

 1.60

 Citigroup, Inc., Floating Rate Note, 7/25/16

 750,879

 600,000

 Citizens Bank NA, 2.5%, 3/14/19

 604,512

 650,000

 0.99

 Commonwealth Bank of Australia, Floating Rate Note, 3/13/17 (144A)

 650,510

 750,000

 0.90

 Commonwealth Bank of Australia, Floating Rate Note, 9/8/17 (144A)

 749,308

 750,000

 0.92

 HSBC USA, Inc., Floating Rate Note, 6/23/17

 748,115

 600,000

 1.75

 ING Bank NV, Floating Rate Note, 3/22/19 (144A)

 602,962

 500,000

 1.14

 JPMorgan Chase & Co., Floating Rate Note, 2/15/17

 500,296

 500,000

 3.02

 JPMorgan Chase & Co., Floating Rate Note, 2/25/21

 512,500

 610,000

 0.96

 JPMorgan Chase Bank NA, Floating Rate Note, 6/13/16

 610,068

 600,000

 Nordea Bank AB, 3.125%, 3/20/17 (144A)

 608,497

 1,000,000

 Royal Bank of Canada, 1.45%, 9/9/16

 1,001,840

 550,000

 0.97

 Royal Bank of Canada, Floating Rate Note, 1/23/17

 550,580

 1,000,000

 0.88

 Royal Bank of Canada, Floating Rate Note, 6/16/17

 999,087

 750,000

 1.06

 Sumitomo Mitsui Banking Corp., Floating Rate Note, 1/10/17

 750,243

 300,000

 1.30

 Sumitomo Mitsui Banking Corp., Floating Rate Note, 7/19/16

 300,227

 500,000

 1.31

 Sumitomo Mitsui Trust Bank, Ltd., Floating Rate Note, 9/16/16 (144A)

 500,667

 1,250,000

 1.09

 Svenska Handelsbanken AB, Floating Rate Note, 9/23/16

 1,251,641

 500,000

 The Bank of Nova Scotia, 1.1%, 12/13/16

 500,465

 500,000

 The Bank of Nova Scotia, 1.375%, 7/15/16

 500,305

 500,000

 The Bank of Nova Scotia, 1.45%, 4/25/18

 500,090

 1,000,000

 The Bank of Tokyo-Mitsubishi UFJ, Ltd., 1.55%, 9/9/16 (144A)

 1,001,164

 305,000

 The Bank of Tokyo-Mitsubishi UFJ, Ltd., 2.7%, 9/9/18 (144A)

 311,195

 500,000

 1.05

 The Bank of Tokyo-Mitsubishi UFJ, Ltd., Floating Rate Note, 3/10/17 (144A)

 500,100

 500,000

 0.94

 The Bank of Tokyo-Mitsubishi UFJ, Ltd., Floating Rate Note, 9/8/17 (144A)

 497,883

 500,000

 The Huntington National Bank, 1.3%, 11/20/16

 500,476

 500,000

 1.06

 The Huntington National Bank, Floating Rate Note, 4/24/17

 499,489

 750,000

 1.26

 The Korea Development Bank, Floating Rate Note, 1/22/17

 749,958

 500,000

 The Toronto-Dominion Bank, 1.4%, 4/30/18

 500,056

 500,000

 0.85

 The Toronto-Dominion Bank, Floating Rate Note, 5/2/17

 499,265

 500,000

 1.10

 The Toronto-Dominion Bank, Floating Rate Note, 9/9/16

 500,559

 750,000

 1.04

 US Bancorp, Floating Rate Note, 4/25/19

 746,033

 600,000

 Wells Fargo & Co., 1.15%, 6/2/17

 599,652

 500,000

 Wells Fargo & Co., 1.25%, 7/20/16

 500,393

 600,000

 Wells Fargo & Co., 5.625%, 12/11/17

 637,780

 575,000

 1.25

 Wells Fargo & Co., Floating Rate Note, 4/23/18

 576,334

 1,000,000

 0.95

 Westpac Banking Corp., Floating Rate Note, 5/19/17

 999,057

 $

 35,489,963

 Regional Banks - 3.9%

 103,000

 BB&T Corp., 1.6%, 8/15/17

 $

 103,413

 500,000

 Branch Banking & Trust Co., 1.35%, 10/1/17

 500,180

 720,000

 Branch Banking & Trust Co., 1.45%, 10/3/16

 721,138

 500,000

 Branch Banking & Trust Co., 2.3%, 10/15/18

 509,780

 250,000

 0.92

 Branch Banking & Trust Co., Floating Rate Note, 5/23/17

 249,665

 1,575,000

 0.95

 Branch Banking & Trust Co., Floating Rate Note, 9/13/16

 1,575,502

 750,000

 Capital One NA, 2.35%, 8/17/18

 757,576

 1,440,000

 1.04

 Fifth Third Bancorp, Floating Rate Note, 12/20/16

 1,438,114

 750,000

 Fifth Third Bank Cincinnati Ohio, 1.15%, 11/18/16

 750,697

 485,000

 Fifth Third Bank Cincinnati Ohio, 1.35%, 6/1/17

 484,976

 600,000

 KeyBank NA Cleveland Ohio, 2.35%, 3/8/19

 606,989

 500,000

 0.99

 Manufacturers & Traders Trust Co., Floating Rate Note, 1/30/17

 500,161

 1,000,000

 0.94

 Manufacturers & Traders Trust Co., Floating Rate Note, 7/25/17

 997,820

 1,000,000

 MUFG Union Bank NA, 2.625%, 9/26/18

 1,014,210

 1,450,000

 1.38

 MUFG Union Bank NA, Floating Rate Note, 9/26/16

 1,452,390

 250,000

 0.98

 National City Bank Cleveland Ohio, Floating Rate Note, 12/15/16

 249,876

 1,000,000

 0.81

 Nordea Bank Finland Plc New York, Floating Rate Note, 6/13/16

 1,000,154

 450,000

 PNC Bank NA, 1.125%, 1/27/17

 450,605

 550,000

 PNC Bank NA, 1.3%, 10/3/16

 550,515

 600,000

 PNC Bank NA, 1.6%, 6/1/18

 602,012

 490,000

 PNC Bank NA, 5.25%, 1/15/17

 501,839

 750,000

 0.92

 PNC Bank NA, Floating Rate Note, 8/1/17

 747,939

 500,000

 SunTrust Bank, 1.35%, 2/15/17

 500,450

 805,000

 1.06

 SunTrust Bank, Floating Rate Note, 2/15/17

 804,821

 500,000

 SunTrust Banks, Inc., 3.5%, 1/20/17

 506,000

 750,000

 1.05

 The Toronto-Dominion Bank, Floating Rate Note, 7/2/19

 743,359

 750,000

 1.13

 UBS AG, Floating Rate Note, 9/26/16

 750,800

 1,450,000

 1.20

 US Bank NA Cincinnati Ohio, Floating Rate Note, 1/29/18

 1,455,053

 1,077,000

 0.90

 Wachovia Corp., Floating Rate Note, 6/15/17

 1,075,495

 575,000

 Wells Fargo Bank NA, 1.75%, 5/24/19

 576,856

 580,000

 1.17

 Wells Fargo Bank NA, Floating Rate Note, 9/7/17

 581,125

 $

 22,759,510

 Total Banks

 $

 58,249,473

 Diversified Financials - 3.6%

 Other Diversified Financial Services - 0.3%

 500,000

 Bank of America NA, 1.25%, 2/14/17

 $

 500,678

 750,000

 0.90

 General Electric Co., Floating Rate Note, 5/15/17

 751,378

 $

 1,252,056

 Multi-Sector Holdings - 0.4%

 1,000,000

 0.78

 Berkshire Hathaway Finance Corp., Floating Rate Note, 1/10/17

 $

 1,000,574

 1,000,000

 0.74

 Berkshire Hathaway Finance Corp., Floating Rate Note, 8/14/17

 998,478

 $

 1,999,052

 Specialized Finance - 0.2%

 625,000

 MassMutual Global Funding II, 2.0%, 4/5/17 (144A)

 $

 630,816

 500,000

 0.92

 National Rural Utilities Cooperative Finance Corp., Floating Rate Note, 11/23/16

 500,491

 150,000

 NYSE Holdings LLC, 2.0%, 10/5/17

 151,042

 $

 1,282,349

 Consumer Finance - 1.6%

 500,000

 Ally Financial, Inc., 3.6%, 5/21/18

 $

 503,500

 500,000

 American Express Credit Corp., 1.3%, 7/29/16

 500,418

 1,000,000

 0.92

 American Express Credit Corp., Floating Rate Note, 9/22/17

 996,641

 500,000

 American Honda Finance Corp., 1.125%, 10/7/16

 500,390

 750,000

 American Honda Finance Corp., 1.2%, 7/14/17

 751,311

 750,000

 0.94

 American Honda Finance Corp., Floating Rate Note, 12/11/17

 750,428

 750,000

 Capital One Bank USA NA, 1.15%, 11/21/16

 750,242

 750,000

 Capital One NA, 1.65%, 2/5/18

 748,415

 1,000,000

 Caterpillar Financial Services Corp., 1.0%, 11/25/16

 1,001,565

 1,125,000

 Caterpillar Financial Services Corp., 1.35%, 9/6/16

 1,126,991

 625,000

 General Motors Financial Co, Inc., 2.4%, 5/9/19

 624,574

 500,000

 Hyundai Capital America, 1.875%, 8/9/16 (144A)

 500,631

 485,000

 0.83

 PACCAR Financial Corp., Floating Rate Note, 6/6/17

 484,983

 $

 9,240,089

 Asset Management & Custody Banks - 0.2%

 750,000

 The Bank of New York Mellon Corp., 1.969%, 6/20/17 (Step)

 $

 757,029

 587,000

 1.29

 The Goldman Sachs Group, Inc., Floating Rate Note, 5/22/17

 587,122

 $

 1,344,151

 Investment Banking & Brokerage - 0.8%

 750,000

 1.37

 Morgan Stanley, Floating Rate Note, 1/5/18

 $

 749,668

 275,000

 3.10

 Morgan Stanley, Floating Rate Note, 11/9/18

 279,839

 500,000

 2.01

 Morgan Stanley, Floating Rate Note, 2/1/19

 505,960

 500,000

 1.49

 Morgan Stanley, Floating Rate Note, 6/6/16

 499,922

 650,000

 North American Development Bank, 2.3%, 10/10/18

 662,487

 1,500,000

 1.01

 The Bear Stearns Companies LLC, Floating Rate Note, 11/21/16

 1,500,435

 650,000

 1.82

 The Goldman Sachs Group, Inc., Floating Rate Note, 4/30/18

 655,406

 $

 4,853,717

 Diversified Capital Markets - 0.1%

 750,000

 2.29

 ICBCIL Finance Co, Ltd., Floating Rate Note, 11/13/18 (144A)

 $

 754,247

 Total Diversified Financials

 $

 20,725,661

 Insurance - 6.1%

 Life & Health Insurance - 0.5%

 500,000

 0.84

 Pricoa Global Funding I, Floating Rate Note, 6/24/16 (144A)

 $

 500,016

 750,000

 Principal Life Global Funding II, 1.2%, 5/19/17 (144A)

 749,834

 1,400,000

 1.14

 Principal Life Global Funding II, Floating Rate Note, 12/1/17 (144A)

 1,402,180

 $

 2,652,030

 Multi-line Insurance - 0.6%

 300,000

 1.16

 Metropolitan Life Global Funding I, Floating Rate Note, 7/15/16 (144A)

 $

 300,162

 800,000

 New York Life Global Funding, 1.125%, 3/1/17 (144A)

 800,988

 750,000

 New York Life Global Funding, 1.45%, 12/15/17 (144A)

 753,538

 750,000

 0.91

 New York Life Global Funding, Floating Rate Note, 12/15/17 (144A)

 751,790

 1,100,000

 The Hartford Financial Services Group, Inc., 5.5%, 10/15/16

 1,119,254

 $

 3,725,732

 Reinsurance - 5.0%

 300,000

 4.05

 Acorn Re, Ltd., Floating Rate Note, 7/17/18 (Cat Bond) (144A)

 $

 306,450

 250,000

 6.66

 Alamo Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)

 252,650

 350,000

 6.20

 Alamo Re, Ltd., Floating Rate Note, 6/7/18 (Cat Bond) (144A)

 358,435

 347,880

 Altair Re, Variable Rate Notes, 6/30/17 (d)(e)

 57,365

 250,000

 N/A

 Aozora Re, Ltd., Floating Rate Note, 4/7/23 (Cat Bond) (144A)

 250,350

 100,000

 Arlington Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 8/31/16 (d)(e)

 115,220

 500,000

 3.82

 Atlas IX Capital DAC, Floating Rate Note, 1/17/19 (Cat Bond) (144A)

 508,850

 300,000

 Berwick 2016-1 Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 2/1/18 (d)(e)

 305,940

 400,000

 N/A

 Caelus Re IV, Ltd., Floating Rate Note, 3/6/20 (Cat Bond) (144A)

 405,480

 750,000

 7.11

 Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 759,450

 250,000

 Carnoustie 2016-N,Segregated Account (Kane SAC Ltd.), Variance Rate Notes, 11/30/20 (d)(e)

 256,375

 250,000

 4.68

 Citrus Re, Ltd., Floating Rate Note, 4/18/17 (Cat Bond) (144A)

 248,675

 600,000

 4.50

 Citrus Re, Ltd., Floating Rate Note, 4/24/17 (Cat Bond) (144A)

 595,800

 100,000

 Clarendon Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 6/15/16 (d)(e)

 100,000

 500,000

 2.95

 East Lane Re VI, Ltd., Floating Rate Note, 3/14/18 (Cat Bond) (144A)

 499,550

 7,000

 Eden Re II, Ltd., Variable Rate Notes, 4/19/18 (144A) (d)(e)

 59,122

 600,000

 Eden Re II, Variable Rate Notes, 4/23/19 (d)(e)

 612,840

 500,000

 7.62

 Galileo Re, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)

 504,000

 600,000

 6.48

 Gator Re, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)

 580,500

 300,000

 Gleneagles Segregated Account (Kane SAC Ltd), Variable Rate Notes, 11/30/20 (d)(e)

 310,020

 750,000

 2.42

 Golden State Re II, Ltd., Floating Rate Note, 1/8/19 (Cat Bond) (144A)

 740,175

 600,000

 Gullane Segregated Account (Kane SAC Ltd.), Variable Rate Note 11/30/20 (d)(e)

 638,220

 250,000

 4.81

 Ibis Re II, Ltd., Floating Rate Note, 6/28/16 (Cat Bond) (144A)

 250,100

 1,250,000

 4.21

 Ibis Re II, Ltd., Floating Rate Note, 6/28/16 (Cat Bond) (144A)

 1,250,125

 750,000

 3.98

 Kilimanjaro Re, Ltd., Floating Rate Note, 11/25/19 (144A) (d)(e)

 751,125

 250,000

 6.96

 Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19  (144A) (d)(e)

 254,125

 250,000

 9.46

 Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (144A) (d)(e)

 254,350

 350,000

 4.73

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 350,035

 650,000

 4.98

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 649,805

 350,000

 Kingsbarns Re, Variable Rate Notes, 5/15/17 (d)(e)

 322,175

 450,000

 2.55

 Kizuna Re II, Ltd., Floating Rate Note, 4/6/18 (Cat Bond) (144A)

 449,325

 250,000

 Lahinch Re, Variable Rate Notes, 5/10/21 (d)(e)

 241,650

 750,000

 3.75

 Longpoint Re, Ltd. III, Floating Rate Note, 5/23/18 (Cat Bond) (144A)

 757,200

 250,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (d)(e)

 17,500

 600,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/19 (d)(e)

 603,840

 300,000

 Madison Re. Variable Rate Notes, 3/31/19 (d)(e)

 301,920

 650,000

 2.30

 Merna Re V, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 647,920

 400,000

 4.72

 MetroCat Re, Ltd., Floating Rate Note, 8/5/16 (Cat Bond) (144A)

 400,520

 500,000

 9.03

 Mythen Re, Ltd., Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)

 503,350

 500,000

 7.48

 Northshore Re, Ltd., Floating Rate Note, 7/5/16 (Cat Bond) (144A)

 500,800

 1,000,000

 Pangaea Re, Series 2015-1, Principal at Risk Notes, 2/1/19 (d)(e)

 39,200

 1,000,000

 Pangaea Re, Series 2015-2, Principal at Risk Notes, 11/30/19 (d)(e)

 1,160,200

 800,000

 Pangaea Re., Variable Rate Notes, 2/1/20 (d)(e)

 812,480

 700,000

 Pangaea Re., Variable Rate Notes, 7/1/18 (d)(e)

 12,600

 500,000

 4.80

 PennUnion Re, Ltd., Floating Rate Note, 12/7/18 (Cat Bond) (144A)

 498,150

 500,000

 3.77

 Queen City Re, Floating Rate Note, 1/6/17 (Cat Bond) (144A)

 488,750

 500,000

 6.05

 Queen Street X Re, Ltd., Floating Rate Note, 6/8/18 (Cat Bond) (144A)

 501,200

 250,000

 6.45

 Queen Street XI Re Dac, Floating Rate Note, 6/7/19 (Cat Bond) (144A)

 253,900

 250,000

 5.25

 Queen Street XII Re, Designated Activity Co., Floating Rate Note, 4/8/20 (Cat Bond) (144A)

 249,975

 1,150,000

 4.77

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 1,146,895

 250,000

 6.02

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 249,325

 250,000

 13.00

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 251,425

 250,000

 8.27

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 249,900

 250,000

 9.52

 Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)

 257,025

 250,000

 3.80

 Residential Reinsurance 2014, Ltd., Floating Rate Note, 6/6/18 (Cat Bond) (144A)

 250,225

 350,000

 0.00

 Resilience Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond)

 318,255

 750,000

 3.73

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 744,900

 750,000

 4.21

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 746,250

 650,000

 4.11

 Sanders Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)

 648,505

 1,889

 Sector Re V, Ltd., Variable Rate Notes, 12/1/19 (144A) (d)(e)

 17,090

 250,000

 Sector Re V, Ltd., Variable Rate Notes, 12/1/20 (144A) (d)(e)

 259,275

 1,250

 Sector Re V, Ltd., Variable Rate Notes, 3/1/20 (144A) (d)(e)

 40,042

 300,000

 Sector Re V, Ltd., Variable Rate Notes, 3/1/21 (d)(e)

 300,480

 250,000

 Silverton Re, Ltd., Variable Rate Notes, 9/16/16 (144A) (d)(e)

 1,150

 400,000

 Silverton Re, Ltd., Variable Rate Notes, 9/18/17 (144A) (d)(e)

 16,480

 250,000

 Silverton Re, Ltd., Variable Rate Notes, 9/18/18 (144A) (d)(e)

 263,700

 300,000

 St. Andrews Segregated Account (Kane SAC Ltd.), Variance Rate Notes, 2/1/18 (d)(e)

 308,550

 250,000

 5.23

 Tradewynd Re, Ltd., Floating Rate Note, 1/8/18 (Cat Bond) (144A)

 248,625

 600,000

 Versutus 2016, Class A-1, Variable Rate Notes, 11/30/20 (d)(e)

 616,740

 800,000

 Versutus Ltd., Series 2015-A, Variable Rate Notes, 12/31/2017 (d)(e)

 11,680

 500,000

 2.96

 Vitality Re IV, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)

 502,100

 500,000

 1.96

 Vitality Re V, Ltd., Floating Rate Note, 1/7/19 (Cat Bond) (144A)

 496,450

 400,000

 2.38

 Vitality Re VII, Ltd., Floating Rate Note, 1/7/20 (Cat Bond) (144A)

 402,040

 250,000

 0.00

 Vitality Re VII, Ltd., Floating Rate Note, 1/7/20 (Cat Bond) (144A)

 255,175

 $

 29,590,069

 Total Insurance

 $

 35,967,831

 Real Estate - 0.1%

 Health Care REIT - 0.1%

 500,000

 Welltower, Inc., 2.25%, 3/15/18

 $

 503,174

 Total Real Estate

 $

 503,174

 Software & Services - 0.2%

 Systems Software - 0.2%

 300,000

 Oracle Corp., 2.25%, 10/8/19

 $

 308,220

 500,000

 Oracle Corp., 2.375%, 1/15/19

 514,154

 575,000

 0.83

 Oracle Corp., Floating Rate Note, 7/7/17

 576,009

 $

 1,398,383

 Total Software & Services

 $

 1,398,383

 Technology Hardware & Equipment - 0.1%

 Technology Hardware, Storage & Peripherals - 0.1%

 650,000

 1.44

 Apple, Inc., Floating Rate Note, 2/22/19

 $

 658,934

 Total Technology Hardware & Equipment

 $

 658,934

 Semiconductors & Semiconductor Equipment - 0.3%

 Semiconductors - 0.3%

 500,000

 Altera Corp., 2.5%, 11/15/18

 $

 513,884

 700,000

 Intel Corp., 1.35%, 12/15/17

 701,959

 300,000

 Micron Semiconductor Asia Pte, Ltd., 1.258%, 1/15/19

 298,912

 500,000

 Texas Instruments, Inc., 0.875%, 3/12/17

 499,860

 $

 2,014,615

 Total Semiconductors & Semiconductor Equipment

 $

 2,014,615

 Telecommunication Services - 1.3%

 Integrated Telecommunication Services - 1.1%

 650,000

 AT&T, Inc., 1.7%, 6/1/17

 $

 652,594

 1,000,000

 AT&T, Inc., 2.4%, 8/15/16

 1,003,045

 1,000,000

 British Telecommunications Plc, 1.625%, 6/28/16

 1,000,580

 1,000,000

 GTP Acquisition Partners I LLC, 2.35%, 6/15/45 (144A)

 1,010,000

 500,000

 Ooredoo International Finance, Ltd., 3.375%, 10/14/16 (144A)

 503,301

 2,515,000

 2.16

 Verizon Communications, Inc., Floating Rate Note, 9/15/16

 2,524,819

 $

 6,694,339

 Wireless Telecommunication Services - 0.2%

 1,000,000

 1.63

 America Movil SAB de CV, Floating Rate Note, 9/12/16

 $

 1,000,981

 Total Telecommunication Services

 $

 7,695,320

 Utilities - 1.6%

 Electric Utilities - 1.3%

 500,000

 American Electric Power Co., Inc., 1.65%, 12/15/17

 $

 499,886

 500,000

 Commonwealth Edison Co., 1.95%, 9/1/16

 500,788

 750,000

 Duke Energy Carolinas LLC, 1.75%, 12/15/16

 755,168

 303,000

 0.98

 Duke Energy Indiana LLC, Floating Rate Note, 7/11/16

 303,108

 440,000

 0.84

 Duke Energy Progress LLC, Floating Rate Note, 11/20/17

 434,882

 411,000

 0.84

 Duke Energy Progress LLC, Floating Rate Note, 3/6/17

 410,178

 750,000

 1.09

 Electricite de France SA, Floating Rate Note, 1/20/17 (144A)

 749,090

 750,000

 Exelon Corp., 1.55%, 6/9/17

 750,059

 500,000

 1.02

 Georgia Power Co., Floating Rate Note, 8/15/16

 500,042

 750,000

 NextEra Energy Capital Holdings, Inc., 2.056%, 9/1/17

 754,231

 600,000

 NextEra Energy Capital Holdings, Inc., 2.3%, 4/1/19

 605,685

 325,000

 Southern California Edison Co., 1.125%, 5/1/17

 325,540

 750,000

 The Dayton Power & Light Co., 1.875%, 9/15/16

 751,177

 650,000

 The Southern Co., 1.55%, 7/1/18

 651,407

 $

 7,991,241

 Multi-Utilities - 0.2%

 1,021,000

 Dominion Resources, Inc. Virginia, 1.25%, 3/15/17

 $

 1,021,630

 Independent Power Producers & Energy Traders - 0.1%

 500,000

 PSEG Power LLC, 2.75%, 9/15/16

 $

 502,372

 Total Utilities

 $

 9,515,243

 Government - 0.2%

 1,000,000

 Banco Nacional de Desenvolvimento Economico e Social, 3.375%, 9/26/16 (144A)

 $

 998,300

 Total Government

 $

 998,300

 TOTAL CORPORATE BONDS

 (Cost $195,990,949)

 $

 196,481,271

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 11.4%

 1,386,623

 Fannie Mae, 2.0%, 11/1/23

 $

 1,406,680

 1,392,319

 Fannie Mae, 2.5%, 3/1/28

 1,433,936

 296,078

 Fannie Mae, 2.5%, 6/1/23

 304,518

 971,953

 Fannie Mae, 3.0%, 10/1/27

 1,014,639

 1,159,917

 Fannie Mae, 3.0%, 11/1/27

 1,212,215

 614,960

 Fannie Mae, 3.0%, 5/1/21

 641,245

 378,788

 Fannie Mae, 4.0%, 12/1/19

 393,088

 214,717

 Fannie Mae, 4.5%, 1/1/41

 235,606

 352,799

 Fannie Mae, 4.5%, 5/1/39

 389,826

 584,912

 Fannie Mae, 4.5%, 5/1/39

 646,872

 490,919

 Fannie Mae, 5.0%, 10/1/41

 546,346

 155,747

 Fannie Mae, 5.0%, 11/1/20

 165,476

 43,690

 Fannie Mae, 5.5%, 12/1/35

 49,203

 221,574

 Fannie Mae, 5.5%, 8/1/37

 250,931

 368,655

 Fannie Mae, 6.0%, 10/1/22

 397,457

 32,162

 Fannie Mae, 6.0%, 2/1/34

 36,644

 21,640

 Fannie Mae, 6.0%, 4/1/38

 24,655

 214,599

 Fannie Mae, 6.5%, 4/1/29

 243,614

 5,179

 Fannie Mae, 6.5%, 7/1/32

 5,994

 6,092

 Fannie Mae, 6.5%, 8/1/17

 6,192

 13,359

 Fannie Mae, 7.0%, 1/1/36

 15,313

 10,506

 Fannie Mae, 7.0%, 7/1/17

 10,566

 48,356

 2.99

 Fannie Mae, Floating Rate Note, 1/1/25

 49,315

 95,172

 2.82

 Fannie Mae, Floating Rate Note, 10/1/29

 96,516

 77,649

 2.40

 Fannie Mae, Floating Rate Note, 10/1/29

 78,817

 297,430

 2.23

 Fannie Mae, Floating Rate Note, 10/1/36

 299,308

 76,117

 3.05

 Fannie Mae, Floating Rate Note, 11/1/24

 79,108

 1,539

 2.41

 Fannie Mae, Floating Rate Note, 11/1/25

 1,616

 29,222

 1.81

 Fannie Mae, Floating Rate Note, 11/1/40

 29,243

 46,571

 2.65

 Fannie Mae, Floating Rate Note, 12/1/28

 48,525

 161,352

 4.32

 Fannie Mae, Floating Rate Note, 12/1/36

 169,259

 5,632

 2.95

 Fannie Mae, Floating Rate Note, 2/1/27

 5,660

 955

 3.57

 Fannie Mae, Floating Rate Note, 2/1/33

 1,007

 2,933

 3.09

 Fannie Mae, Floating Rate Note, 4/1/28

 2,958

 2,589

 2.91

 Fannie Mae, Floating Rate Note, 4/1/29

 2,653

 40,275

 2.63

 Fannie Mae, Floating Rate Note, 7/1/36

 42,866

 755,890

 Federal Home Loan Mortgage Corp., 2.5%, 10/1/27

 776,322

 138,127

 Federal Home Loan Mortgage Corp., 4.0%, 5/1/24

 146,096

 83,307

 Federal Home Loan Mortgage Corp., 4.5%, 7/1/19

 85,374

 80,932

 Federal Home Loan Mortgage Corp., 4.5%, 7/1/19

 82,939

 79,613

 Federal Home Loan Mortgage Corp., 5.0%, 12/1/39

 87,733

 45,384

 Federal Home Loan Mortgage Corp., 5.0%, 2/1/21

 48,169

 31,367

 Federal Home Loan Mortgage Corp., 5.5%, 8/1/23

 34,283

 Federal Home Loan Mortgage Corp., 6.5%, 7/1/16

 1,822

 2.62

 Federal Home Loan Mortgage Corp., Floating Rate Note, 1/1/28

 1,911

 311,115

 2.73

 Federal Home Loan Mortgage Corp., Floating Rate Note, 10/1/31

 315,679

 4,550

 2.56

 Federal Home Loan Mortgage Corp., Floating Rate Note, 11/1/31

 4,780

 247,766

 2.78

 Federal Home Loan Mortgage Corp., Floating Rate Note, 12/1/31

 248,261

 15,210

 2.95

 Federal Home Loan Mortgage Corp., Floating Rate Note, 4/1/25

 15,612

 1,904

 2.70

 Federal Home Loan Mortgage Corp., Floating Rate Note, 4/1/29

 1,927

 4,401

 2.30

 Federal Home Loan Mortgage Corp., Floating Rate Note, 5/1/25

 4,406

 1,850

 2.88

 Federal Home Loan Mortgage Corp., Floating Rate Note, 7/1/18

 1,855

 81,330

 2.66

 Federal Home Loan Mortgage Corp., Floating Rate Note, 8/1/31

 84,727

 2.50

 Federal Home Loan Mortgage Corp., Floating Rate Note, 8/1/31

 1,456,744

 Federal National Mortgage Association, 2.0%, 8/1/23

 1,477,853

 1,317,493

 Federal National Mortgage Association, 2.5%, 9/1/22

 1,354,485

 559,279

 Federal National Mortgage Association, 3.0%, 12/1/21

 583,457

 613,931

 Federal National Mortgage Association, 4.0%, 1/1/20

 636,991

 690,451

 Federal National Mortgage Association, 4.0%, 10/1/20

 717,479

 712,840

 Federal National Mortgage Association, 4.0%, 3/1/21

 741,118

 214,010

 Federal National Mortgage Association, 4.0%, 8/1/19

 221,928

 208,284

 Government National Mortgage Association I, 5.0%, 8/15/19

 219,043

 105,402

 Government National Mortgage Association I, 6.0%, 11/15/36

 121,403

 51,788

 Government National Mortgage Association I, 6.0%, 12/15/31

 60,073

 31,839

 Government National Mortgage Association I, 6.0%, 3/15/17

 32,134

 27,532

 Government National Mortgage Association I, 6.5%, 10/15/37

 32,012

 25,071

 Government National Mortgage Association I, 6.5%, 5/15/31

 28,670

 7,047

 Government National Mortgage Association I, 6.5%, 7/15/35

 8,059

 50,707

 Government National Mortgage Association I, 7.5%, 10/15/36

 59,208

 189,472

 Government National Mortgage Association II, 6.0%, 10/20/21

 199,761

 152,822

 Government National Mortgage Association II, 6.0%, 11/20/22

 165,306

 137,972

 Government National Mortgage Association II, 6.0%, 4/20/22

 145,532

 79,892

 Government National Mortgage Association II, 6.0%, 8/20/19

 82,668

 500,000

 Private Export Funding Corp., 2.125%, 7/15/16

 500,970

 10,960,000

 U.S. Treasury Notes, 0.5%, 8/31/16

 10,963,233

 1,500,000

 U.S. Treasury Notes, 0.625%, 11/30/17

 1,495,722

 1,500,000

 U.S. Treasury Notes, 0.625%, 5/31/17

 1,498,300

 12,500,000

 U.S. Treasury Notes, 0.625%, 6/30/17

 12,482,918

 1,000,000

 U.S. Treasury Notes, 0.75%, 2/28/18

 998,164

 1,500,000

 U.S. Treasury Notes, 0.75%, 4/30/18

 1,496,601

 4,000,000

 U.S. Treasury Notes, 0.875%, 1/15/18

 4,002,188

 1,500,000

 U.S. Treasury Notes, 0.875%, 2/28/17

 1,502,109

 650,000

 U.S. Treasury Notes, 0.875%, 4/15/19

 647,436

 1,150,000

 U.S. Treasury Notes, 1.0%, 3/15/19

 1,150,000

 3,050,000

 U.S. Treasury Notes, 1.0%, 3/31/17

 3,057,509

 2,895,000

 U.S. Treasury Notes, 2.75%, 11/30/16

 2,926,321

 1,500,000

 U.S. Treasury Notes, 2.75%, 12/31/17

 1,544,708

 3,050,000

 U.S. Treasury Notes, 3.25%, 3/31/17

 3,114,007

 $

 66,546,441

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $66,441,450)

 $

 66,546,441

 MUNICIPAL BONDS - 0.2% (c)

 Municipal Airport - 0.1%

 475,000

 Massachusetts Port Authority, 5.0%, 7/1/16

 $

 476,686

 Higher Municipal Education - 0.1%

 250,000

 0.25

 Connecticut State Health & Educational Facility Authority, Floating Rate Note, 7/1/36

 $

 250,000

 500,000

 University of California, 0.966%, 5/15/17

 500,485

 $

 750,485

 TOTAL MUNICIPAL BONDS

 (Cost $1,241,858)

 $

 1,227,171

 SENIOR FLOATING RATE LOAN INTERESTS - 6.8%**

 Energy - 0.1%

 Integrated Oil & Gas - 0.1%

 830,875

 4.00

 Seadrill Operating LP, Initial Term Loan, 2/14/21

 $

 399,512

 Oil & Gas Storage & Transportation - 0.0%+

 278,824

 4.00

 Energy Transfer Equity LP, Loan (2015), 12/2/19

 $

 272,201

 Total Energy

 $

 671,713

 Materials - 0.6%

 Commodity Chemicals - 0.1%

 444,289

 4.50

 Tronox Pigments Holland BV, New Term Loan, 3/19/20

 $

 431,948

 Specialty Chemicals - 0.4%

 543,125

 3.75

 Huntsman International LLC, 2014-1 Incremental Term Loan, 9/30/21

 $

 543,691

 1,232,262

 5.50

 MacDermid, Inc., Tranche B Term Loan (First Lien), 6/7/20

 1,231,364

 497,500

 5.50

 MacDermid, Inc., Tranche B-3 Term Loan, 6/7/20

 497,624

 118,103

 2.75

 WR Grace & Co-Conn, U.S. Term Loan, 1/23/21

 117,985

 $

 2,390,664

 Construction Materials - 0.0%+

 189,222

 4.25

 CeramTec Service GmbH, Initial Dollar Term B-1 Loan, 8/30/20

 $

 189,518

 Metal & Glass Containers - 0.0%+

 98,250

 5.50

 BWay Intermediate, Initial Term Loan, 8/14/20

 $

 98,363

 Diversified Metals & Mining - 0.0%+

 46,726

 4.25

 Fortescue Metals Group Ltd., Bank Loan, 6/30/19

 $

 43,864

 Steel - 0.0%+

 144,329

 4.50

 TMS International Corp., Term B Loan, 10/2/20

 $

 133,504

 Paper Products - 0.1%

 239,867

 6.25

 Appvion, Inc., Term Commitment, 6/28/19

 $

 232,671

 Total Materials

 $

 3,520,532

 Capital Goods - 0.7%

 Aerospace & Defense - 0.2%

 497,436

 4.75

 DigitalGlobe, Inc., Term Loan, 1/25/20

 $

 500,752

 792,604

 3.25

 Wesco Aircraft Hardare Corp., Tranche B Term Loan (First Lien), 2/24/21

 780,715

 $

 1,281,467

 Building Products - 0.1%

 401,052

 4.25

 Unifrax Corp., New Term B Loan, 12/31/19

 $

 390,524

 Construction & Engineering - 0.0%+

 200,115

 3.75

 Aecom Technology, Term Loan B, 10/15/21

 $

 201,272

 Electrical Components & Equipment - 0.1%

 390,741

 3.00

 Southwire Co., Term Loan, 1/31/21

 $

 385,857

 404,974

 6.00

 WireCo WorldGroup, Inc., Term Loan, 2/15/17

 401,346

 $

 787,203

 Industrial Conglomerates - 0.1%

 20,534

 4.25

 CeramTec Acquisition Corp., Initial Dollar Term B-2 Loan, 8/30/20

 $

 20,566

 57,747

 4.25

 CeramTec GmbH, Dollar Term B-3 Loan, 8/30/20

 57,837

 326,836

 4.50

 Milacron LLC, Term Loan, 9/28/20

 327,244

 $

 405,647

 Construction & Farm Machinery & Heavy Trucks - 0.1%

 398,000

 6.50

 Navistar, Inc., Tranche B Term Loan, 8/17/17

 $

 378,349

 254,457

 3.50

 Terex Corp., U.S. Term Loan, 8/13/21

 252,549

 $

 630,898

 Industrial Machinery - 0.1%

 497,500

 0.00

 NN, Inc., Initial Term Loan, 10/2/22

 $

 497,500

 Trading Companies & Distributors - 0.0%+

 61,163

 3.75

 WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19

 $

 61,296

 Total Capital Goods

 $

 4,255,807

 Commercial Services & Supplies - 0.4%

 Environmental & Facilities Services - 0.2%

 945,881

 5.00

 Wheelabrator, Term B Loan, 10/15/21

 $

 939,969

 42,146

 5.00

 Wheelabrator, Term C Loan, 10/15/21

 41,882

 $

 981,851

 Office Services & Supplies - 0.1%

 324,188

 4.25

 West Corp., Term B-11 Loan, 11/20/21

 $

 325,454

 Security & Alarm Services - 0.1%

 473,017

 4.00

 Garda World Security Corp., Term B Loan, 11/1/20

 $

 467,844

 121,004

 4.00

 Garda World Security Corp., Term B Loan, 11/8/20

 119,681

 $

 587,525

 Human Resource & Employment Services - 0.0%+

 108,781

 3.75

 On Assignment, Inc., Initial Term B Loan, 6/5/22

 $

 109,325

 Total Commercial Services & Supplies

 $

 2,004,155

 Transportation - 0.2%

 Airlines - 0.1%

 742,500

 3.50

 American Airlines, Inc., 2015 Term Loan, 10/10/21

 $

 743,544

 97,727

 3.25

 Delta Air Lines, Inc., 2014 Term B-1 Loan, 10/18/18

 98,114

 $

 841,658

 Marine - 0.1%

 409,287

 5.25

 Navios Maritime Partners LP, Term Loan, 6/27/18

 $

 360,172

 Total Transportation

 $

 1,201,830

 Automobiles & Components - 0.4%

 Auto Parts & Equipment - 0.3%

 528,000

 6.00

 BBB Industries US, Initial Term Loan,  10/15/21

 $

 528,165

 464,190

 3.75

 MPG Holdco I, Inc., Tranche B-1 Term Loan (2015), 10/20/21

 464,605

 107,692

 4.25

 Schaeffler AG, Facility B-USD, 5/15/20

 108,473

 467,638

 4.50

 TI Group Automotive Systems LLC, Initial US Term Loan, 6/25/22

 469,976

 $

 1,571,219

 Automobile Manufacturers - 0.1%

 520,309

 3.50

 Chrysler Group LLC, Term Loan B, 5/24/17

 $

 521,192

 345,386

 3.25

 Chrysler Group LLC, Tranche B Term Loan, 12/29/18

 345,990

 $

 867,182

 Total Automobiles & Components

 $

 2,438,401

 Consumer Services - 0.4%

 Casinos & Gaming - 0.1%

 913,438

 6.00

 Scientific Games, Initial Term B-2, 10/1/21

 $

 907,158

 Hotels, Resorts & Cruise Lines - 0.1%

 322,434

 3.50

 Hilton Worldwide Finance LLC, Initial Term Loan, 9/23/20

 $

 323,778

 Restaurants - 0.1%

 527,272

 3.75

 1011778 BC ULC, Term B-2 Loan, 12/12/21

 $

 529,139

 Education Services - 0.1%

 390,917

 3.75

 Bright Horizons Family Solutions, Inc., Term B Loan, 1/14/20

 $

 393,176

 Total Consumer Services

 $

 2,153,251

 Media - 0.9%

 Broadcasting - 0.5%

 315,000

 3.00

 CBS Outdoor Americas Capital llc, Tranche B Term Loan (First Lien), 1/15/21

 $

 314,869

 453,336

 4.04

 Entercom Radio llc, Term B-2 Loan, 11/23/18

 454,186

 801,032

 3.94

 Gray Television, Inc., Term Loan (First Lien), 6/10/21

 802,734

 195,970

 3.25

 Quebecor Media, Inc., Facility B-1 Tranche, 8/17/20

 195,235

 433,841

 3.00

 Sinclair Television Group, Inc., New Tranche B Term Loan, 4/19/20

 432,862

 272,233

 2.75

 The EW Scripps Co., Term Loan, 11/26/20

 271,779

 547,609

 4.10

 Tribune Media Co., Term B Loan, 12/27/20

 549,430

 $

 3,021,095

 Cable & Satellite - 0.3%

 392,000

 2.91

 Mediacom Illinois LLC, Tranche F Term Loan, 3/31/18

 $

 388,978

 476,177

 3.60

 Ziggo BV, (USD) Tranche B-3 Term Loan, 1/15/22

 475,953

 449,291

 3.65

 Ziggo BV, Tranche B-1 Term Loan (First Lien), 1/15/22

 449,081

 289,532

 3.65

 Ziggo BV, Tranche B-2 Term Loan (First Lien), 1/15/22

 289,396

 $

 1,603,408

 Movies & Entertainment - 0.1%

 243,750

 4.00

 AMC Entertainment, Inc., Initial Term Loan, 4/30/20

 $

 245,197

 54,931

 3.75

 Cinedigm Digital Funding 1 LLC, Term Loan, 2/28/18

 54,656

 505,050

 3.50

 Live Nation Entertainment, Inc., Term B-1 Loan, 8/17/20

 506,729

 $

 806,582

 Total Media

 $

 5,431,085

 Food & Staples Retailing - 0.1%

 Food Retail - 0.1%

 640,287

 5.50

 Albertsons LLC, Term B-2 Loan, 3/21/19

 $

 641,437

 Total Food & Staples Retailing

 $

 641,437

 Food, Beverage & Tobacco - 0.2%

 Agricultural Products - 0.1%

 514,500

 3.25

 Darling International, Inc., Term B USD Loan, 12/19/20

 $

 515,947

 Packaged Foods & Meats - 0.1%

 195,000

 3.75

 JBS USA LLC, Incremental Term Loan, 9/18/20

 $

 195,244

 177,902

 3.75

 Post Holdings, Inc., Tranche B Loan (First Lien), 5/23/21

 179,252

 $

 374,496

 Total Food, Beverage & Tobacco

 $

 890,443

 Household & Personal Products - 0.1%

 Personal Products - 0.1%

 497,472

 4.25

 Party City Holdings, Inc., Term Loan, 8/6/22

 $

 497,410

 Total Household & Personal Products

 $

 497,410

 Health Care Equipment & Services - 0.7%

 Health Care Equipment - 0.1%

 740,530

 4.50

 Kinetic Concepts, Inc., Term  DTL-E1 loan, 5/4/18

 $

 741,456

 Health Care Supplies - 0.1%

 260,788

 4.00

 Halyard Health, Inc., Term Loan, 11/1/21

 $

 259,430

 298,500

 4.25

 Sterigenics-Nordion Holdings LLC, Initial Term Loan, 4/27/22

 298,500

 $

 557,930

 Health Care Services - 0.2%

 498,750

 4.50

 Envision Healthcare Corp., Tranche B-2 Term Loan, 10/28/22

 $

 501,422

 648,375

 5.25

 US Renal Care, Inc., Initial Term Loan (First Lien), 11/16/22

 644,052

 $

 1,145,474

 Health Care Facilities - 0.2%

 87,274

 3.92

 CHS, Incremental 2018 Term F Loan, 12/31/18

 $

 87,226

 92,330

 3.38

 CHS, Incremental 2019 Term G Loan, 12/31/19

 90,727

 169,884

 4.00

 CHS, Incremental 2021 Term H Loan, 1/27/21

 167,633

 271,545

 4.25

 Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21

 271,885

 292,481

 6.75

 Steward Health Care System LLC, Term Loan, 4/10/20

 292,481

 300,000

 6.25

 Vizient, Inc., Initial Term Loan, 2/9/23

 303,062

 $

 1,213,014

 Health Care Technology - 0.1%

 394,000

 3.75

 Emdeon Inc., Term B-3 Loan, 2.50%, 11/2/18

 $

 392,030

 Total Health Care Equipment & Services

 $

 4,049,904

 Pharmaceuticals, Biotechnology & Life Sciences - 0.2%

 Pharmaceuticals - 0.2%

 243,390

 3.75

 Endo Luxembourg Finance I Co Sarl, 2015 Incremental Term B Loan, 6/24/22

 $

 240,478

 294,000

 3.25

 Mallinckrodt International Finance SA, Initial Term B Loan, 3/6/21

 289,100

 243,295

 3.51

 Prestige Brands, Inc., Term B-3 Loan, 9/3/21

 244,334

 488,324

 5.00

 Valeant Pharmaceuticals, Series F-1,  3/11/22

 482,830

 $

 1,256,742

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 1,256,742

 Diversified Financials - 0.3%

 Other Diversified Financial Services - 0.3%

 425,000

 3.50

 Delos Finance SARL, Tranche B Term Loan, 2/27/21

 $

 427,125

 350,000

 3.50

 Fly Funding II Sarl, Loan, 8/9/19

 349,781

 740,554

 5.00

 Nord Anglia Education, Initial Term Loan, 3/31/21

 737,777

 $

 1,514,683

 Specialized Finance - 0.0%+

 196,500

 3.25

 SBA Senior Finance II LLC, Incremental Tranche B-1 Term Loan, 3/31/21

 $

 196,647

 Investment Banking & Brokerage - 0.0%+

 144,426

 4.25

 LPL Holdings, Inc., 2021 Tranche B Term Loan, 3/29/21

 $

 144,245

 Total Diversified Financials

 $

 1,855,575

 Real Estate - 0.2%

 Mortgage REIT - 0.0%+

 194,975

 3.50

 Starwood Property Trust, Inc., Term Loan, 4/17/20

 $

 194,487

 Hotel & Resort REIT - 0.1%

 315,000

 4.00

 MGM Growth Properties Operating Partnership LP, Term B Loan, 4/7/23

 $

 317,412

 Specialized REIT - 0.1%

 487,437

 3.25

 The GEO Group, Inc., Term Loan, 4/3/20

 $

 487,742

 Total Real Estate

 $

 999,641

 Software & Services - 0.2%

 Internet Software & Services - 0.1%

 282,929

 3.50

 Vantiv LLC, Term B Loan, 6/12/21

 $

 284,025

 IT Consulting & Other Services - 0.0%+

 196,500

 5.75

 Evergreen Skills Lux Sarl, Initial Term Loan (First Lien), 4/23/21

 $

 159,656

 Application Software - 0.0%+

 261,457

 3.50

 Verint Systems, Inc., Tranche B-2 Term Loan (First Lien), 9/6/19

 $

 261,751

 Home Entertainment Software - 0.1%

 97,788

 3.25

 Activision Blizzard, Inc., Term Loan, 7/26/20

 $

 98,283

 348,941

 5.25

 Micro Focus International, Term Loan B, 10/7/21

 350,424

 $

 448,707

 Total Software & Services

 $

 1,154,139

 Technology Hardware & Equipment - 0.3%

 Communications Equipment - 0.1%

 243,750

 3.41

 Belden Finance 2013 LP, Initial Term Loan, 9/9/20

 $

 243,369

 343,875

 3.75

 Ciena Corp., Term Loan, 7/15/19

 343,230

 $

 586,599

 Electronic Equipment Manufacturers - 0.1%

 444,318

 4.75

 Zebra Technologies, Term Loan B, 9/30/21

 $

 446,790

 Technology Distributors - 0.1%

 397,949

 3.25

 CDW LLC, Term Loan, 4/25/20

 $

 398,975

 Total Technology Hardware & Equipment

 $

 1,432,364

 Semiconductors & Semiconductor Equipment - 0.2%

 Semiconductor Equipment - 0.1%

 640,282

 2.88

 Sensata Technologies BV, Sixth Amendment Term Loan, 10/14/21

 $

 642,123

 Semiconductors - 0.1%

 350,000

 4.25

 Avago Technologies Finance, Term Loan (First Lien), 11/13/22

 $

 351,264

 200,000

 5.25

 ON Semiconductor Corp., Term Loan (First Lien), 3/31/23

 201,875

 $

 553,139

 Total Semiconductors & Semiconductor Equipment

 $

 1,195,262

 Telecommunication Services - 0.2%

 Integrated Telecommunication Services - 0.1%

 371,250

 4.00

 GCI Holdings, Inc., New Term B Loan, 2/2/22

 $

 373,802

 225,000

 0.00

 Level 3 Financing, Inc., Tranche B-II 2022 Term Loan, 5/31/22

 225,469

 235,662

 3.65

 Virgin Media Investment Holdings, Ltd., F Facility, 6/30/23

 235,941

 $

 835,212

 Wireless Telecommunication Services - 0.1%

 700,070

 4.00

 Syniverse Holdings, Inc., Tranche B Term Loan, 4/23/19

 $

 534,678

 Total Telecommunication Services

 $

 1,369,890

 Utilities - 0.4%

 Electric Utilities - 0.4%

 998,572

 0.00

 APLP Holdings LP, Term Loan, 4/12/23

 $

 997,323

 659,781

 3.25

 Calpine Construction Finance Co. LP, Term B-2 Loan, 1/3/22

 646,861

 735,875

 5.50

 TPF II Power, LLC, Term Loan, 10/2/21

 737,487

 $

 2,381,671

 Independent Power Producers & Energy Traders - 0.0%+

 179,872

 3.75

 NSG Holdings LLC, New Term Loan, 12/11/19

 $

 178,073

 Total Utilities

 $

 2,559,744

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $40,146,742)

 $

 39,579,325

 TEMPORARY CASH INVESTMENTS - 1.0%

 Repurchase Agreement - 0.7%

 4,385,000

 $4,385,000 Bank of Nova Scotia, 0.30%, dated 5/31/16 plus accrued interest on 6/1/16 collateralized by $4,472,700 Federal National Mortgage Association, 3.5%, 12/1/45-2/1/46

 $

 4,385,000

 $

 4,385,000

 Commercial Paper - 0.3%

 1,250,000

 1.34

 Bank of Montreal, Floating Rate Note, 3/16/18

 $

 1,249,434

 600,000

 1.48

 Mizuho Bank, Ltd. New York, Floating Rate Note, 10/12/17

 599,960

 $

 1,849,394

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $6,235,950)

 $

 6,234,394

 TOTAL INVESTMENT IN SECURITIES - 99.6%

 (Cost $584,582,122) (a)

 $

 582,136,480

 OTHER ASSETS & LIABILITIES - 0.4%

 $

 2,480,417

 TOTAL NET ASSETS - 100.0%

 $

 584,616,897

 +

 Amount rounds to less than 0.1%.

 (Cat Bond)

 Catastrophe or event-linked bond. At May 31, 2016, the value of these securities amounted to $20,528,615 or 3.5% of total net assets.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 ARM

 Adjustable Rate Mortgage

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At May 31, 2016, the value of these securities amounted to $192,349,977 or 32.9% of total net assets.

 REMICS

 Real Estate Mortgage Investment Conduits.

 REIT

 Real Estate Investment Trust.

 Strips

 Separate trading of Registered interest and principal of securities.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.

These base lending rates are generally (i) the lending rate offered by one or more major

European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a)

 At May 31, 2016, the net unrealized depreciation on investments based on cost for federal income tax purposes of $584,582,122 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

           2,413,648

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

          (4,859,290)

 Net unrealized depreciation

 $

          (2,445,642)

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at period end.

 (c)

 Consists of Revenue Bonds unless otherwise indicated.

 (d)

 Rate to be determined.

 (e)

 Structured reinsurance investment. At May 31, 2016, the value of these securities amounted to $9,061,454 or 1.6% of total net assets.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 The following is a summary of the inputs used as of May 31, 2016, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Asset Backed Securities

$
-

$
84,039,732

$
-

$
84,039,732

 Collateralized Mortgage Obligations

-

188,028,146

-

188,028,146

 Corporate Bonds

   Insurance

     Reinsurance

-

21,469,960

8,120,109

29,590,069

   All Other Corporate Bonds

-

166,891,202

-

166,891,202

 U.S. Government Agency Obligations

-

66,546,441

-

66,546,441

 Municipal Bonds

-

1,227,171

-

1,227,171

 Senior Floating Rate Loan Interests

-

39,579,325

-

39,579,325

 Repurchase Agreement

-

4,385,000

-

4,385,000

 Commercial paper

-

1,849,394

-

1,849,394

 Total

-

574,016,371

8,120,109

582,136,480

 Other Financial Instruments

 Unrealized appreciation on futures contracts

$
15,219

$
-

$
-

$
15,219

 Total Other Financial Instruments

$
15,219

$
-

$
-

$
15,219

 The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

 Corporate Bonds

 Balance as of 8/31/15

  $       9,007,392

 Realized gain (loss)1

                  2,668

 Change in unrealized appreciation (depreciation)2

           3,052,169

 Purchases

           4,251,875

 Sales

          (8,193,995)

 Transfers in to Level 3*

                          -

 Transfers out of Level 3*

                          -

 Balance as of 5/31/16

  $       8,120,109

 1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

 2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

 *

 Transfers are calculated on the beginning of period values.  During the period ended May 31, 2016, there were no transfers between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 5/31/16

  $       3,465,613

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Short Term Income Fund

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date July 28, 2016

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date July 28, 2016

* Print the name and title of each signing officer under his or her signature.